THE HUNTINGTON FUNDS


                     HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                          HUNTINGTON MONEY MARKET FUND
                  HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                   HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                        HUNTINGTON DIVIDEND CAPTURE FUND
                             HUNTINGTON GROWTH FUND
                         HUNTINGTON INCOME EQUITY FUND
                      HUNTINGTON INTERNATIONAL EQUITY FUND
                           HUNTINGTON MACRO 100 FUND
                        HUNTINGTON MID CORP AMERICA FUND
                          HUNTINGTON NEW ECONOMY FUND
                        HUNTINGTON ROTATING MARKETS FUND
                        HUNTINGTON SITUS SMALL CAP FUND
                    HUNTINGTON FIXED INCOME SECURITIES FUND
                 HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
                       HUNTINGTON MICHIGAN TAX-FREE FUND
                      HUNTINGTON MORTGAGE SECURITIES FUND
                         HUNTINGTON OHIO TAX-FREE FUND
           HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND


                              INVESTMENT A SHARES
                              INVESTMENT B SHARES
                                  TRUST SHARES
                                INTERFUND SHARES



                      STATEMENT OF ADDITIONAL INFORMATION







This Statement of Additional Information (SAI) contains information which may be of interest to investors in The Huntington Funds (Trust) but which is not included in the applicable Prospectuses for Investment A Shares, Investment B Shares, Trust Shares, or Interfund Shares. This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectuses dated May 1, 2006, for Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. This SAI should be read together with the applicable Prospectuses. The SAI incorporates by reference the Funds' Annual Report for the fiscal year ended December 31, 2005. Investors may obtain a free copy of a Prospectus or Annual Report by writing the Funds at, The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206, or by telephoning toll free 800-253-0412. These documents are also available on the Funds' website at www.huntingtonfunds.com. Capitalized terms used but not defined in this SAI have the same meanings as set forth in the Prospectuses.



                     MAY 1, 2006 (REVISED AUGUST 31, 2006)

                               TABLE OF CONTENTS

HOW ARE THE FUNDS ORGANIZED?....................................................
SECURITIES IN WHICH THE FUNDS INVEST............................................
INVESTMENT PRACTICES............................................................
   ADJUSTABLE RATE NOTES........................................................
   AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS), CONTINENTAL DEPOSITARY RECEIPTS (CDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)
   ASSET-BACKED SECURITIES (NON-MORTGAGE).......................................
   COMMON STOCK.................................................................
   CONVERTIBLE SECURITIES.......................................................
   CORPORATE DEBT...............................................................
   CREDIT-ENHANCED SECURITIES...................................................
   DEFENSIVE INVESTMENTS........................................................
   EQUITY SECURITIES............................................................
   FIXED INCOME SECURITIES......................................................
   FOREIGN CURRENCY OPTIONS.....................................................
   FOREIGN CURRENCY TRANSACTIONS................................................
   FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS..............
   FOREIGN SECURITIES...........................................................
   FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS...........................
   INDEX-BASED SECURITIES.......................................................
   INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS...............
   INTERESTS IN OTHER BUSINESS ORGANIZATIONS....................................
   MONEY MARKET INSTRUMENTS.....................................................
   BANK OBLIGATIONS.............................................................
   VARIABLE RATE DEMAND NOTES...................................................
   MONEY MARKET MUTUAL FUNDS....................................................
   MORTGAGE DOLLAR ROLL TRANSACTIONS............................................
   MORTGAGE-RELATED SECURITIES..................................................
   OPTIONS......................................................................
   PREFERRED STOCK..............................................................
   REAL ESTATE INVESTMENT TRUSTS (REITS)........................................
   REPURCHASE AGREEMENTS........................................................
   RESTRICTED AND ILLIQUID SECURITIES...........................................
   REVERSE REPURCHASE AGREEMENTS................................................
   SECURITIES OF OTHER INVESTMENT COMPANIES.....................................
   SECURITIES LENDING...........................................................
   SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES................................
   TAX-EXEMPT SECURITIES........................................................
   U.S. GOVERNMENT SECURITIES...................................................
   U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS.........................
   WARRANTS.....................................................................
   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS................................
   ZERO-COUPON SECURITIES.......................................................
INVESTMENT RISKS................................................................
   RISKS OF ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS..........
   CALL RISK....................................................................
   CONCENTRATION RISK...........................................................
   CREDIT (OR DEFAULT) RISK.....................................................
   CURRENCY RISK................................................................
   DERIVATIVE CONTRACTS RISK....................................................
   EQUITY RISK..................................................................
   EXTENSION RISK...............................................................
   FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS......................
   FOREIGN INVESTMENT RISK......................................................
   INDEX-BASED SECURITIES RISK..................................................
   INTEREST RATE RISK...........................................................
   INVESTMENT STYLE RISK........................................................
   LEVERAGE RISK................................................................
   LIQUIDITY RISK...............................................................
   MARKET RISK..................................................................
   PREPAYMENT RISK..............................................................
   SECURITY-SPECIFIC RISK.......................................................
   SPECIAL RISK FACTORS APPLICABLE TO THE OHIO MUNICIPAL MONEY MARKET FUND AND
   THE OHIO TAX-FREE FUND.......................................................
   SPECIAL RISK FACTORS APPLICABLE TO THE MICHIGAN TAX-FREE FUND................
   SPECIAL RISK FACTORS APPLICABLE TO THE FLORIDA TAX-FREE MONEY FUND...........
INVESTMENT RESTRICTIONS.........................................................
PORTFOLIO TURNOVER..............................................................
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?.................................
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.....................................
PORTFOLIO HOLDINGS INFORMATION..................................................
CODE OF ETHICS..................................................................
FEES PAID BY THE FUNDS FOR SERVICES.............................................
DETERMINATION OF NET ASSET VALUE................................................
TAXES...........................................................................
PERFORMANCE INFORMATION.........................................................
FINANCIAL STATEMENTS............................................................
INVESTMENT RATINGS..............................................................
APPENDIX........................................................................
ADDRESSES.......................................................................

                                  DEFINITIONS

For convenience, we will use the following terms throughout this SAI.

"Advisor"            -- Huntington  Asset Advisors, Inc., the Trust's investment advisor.
"Distributor"        -- Edgewood Services, Inc., the Trust's distributor.
"Equity Funds"       -- Dividend Capture  Fund, Growth Fund, Income Equity Fund,
                        International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund and Situs Small Cap Fund.
"Federated"          -- Federated   Services    Company,    the   Trust's   sub-
                        administrator.
"Funds"              -- Each of the separate investment portfolios of the Trust.
"Huntington Bank"    -- The  Huntington  National Bank, the administrator,  fund accountant and custodian of the Funds.
"Income Funds"       -- Fixed Income Securities Fund, Intermediate Government
                        Income Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities Fund.
"Independent Trustees"--Trustees who are not  "interested persons" of the Trust, as defined in the 1940 Act.
"Money Market Funds" -- Florida Tax-Free Money  Fund,  Money  Market  Fund, Ohio
                        Municipal Money Market Fund and U.S. Treasury Money Market Fund.
"NRSRO"              -- Nationally  Recognized Statistical Ratings  Organization
                        such as Moody's Investor Service (Moody's) or Standard & Poor's (S&P).
"Prospectus"         -- Each of the separate Prospectuses of the Funds.
"Single State Funds" -- Florida Tax-Free Money Fund, Ohio Municipal Money Market
                        Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund.
"Sub-Advisor"        -- Laffer  Investments,   Inc.,   the   Macro   100  Fund's
                        investment advisor.
"Tax-Exempt Funds"   -- Florida Tax-Free Money Fund, Ohio Municipal Money Market
                        Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund.

                         HOW ARE THE FUNDS ORGANIZED?

Each Fund covered by this SAI is a diversified portfolio of the Trust, except for the Tax-Exempt Funds which are non-diversified portfolios of the Trust. The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Trust operates 29 separate series, or mutual funds, each with its own investment objective and strategy.

Effective May 1, 2003, the Huntington Rotating Index Fund changed its name to the Huntington Rotating Markets Fund in connection with changes to its investment objective and policies, as described in its proxy statement and acted on at a special shareholder meeting held on April 17, 2003. The changes allow the Fund to rotate investments among stocks comprising equity market segments rather than indices.

The Board of Trustees ("Trustees") has established four classes of Shares of the Funds. All of the Funds offer Investment A Shares and Trust Shares. All of the Income Funds, the Equity Funds (except Rotating Markets Fund), and the Money Market Fund offer Investment B Shares. Only the Money Market Fund offers Interfund Shares. This SAI relates to all classes of Shares.

                      SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

      P = PRINCIPAL INVESTMENT OF A FUND;
      A = ACCEPTABLE (BUT NOT PRINCIPAL) INVESTMENT OF A FUND; OR
      N = NOT AN ACCEPTABLE INVESTMENT OF A FUND.

MONEY MARKET FUNDS                FLORIDA TAX-FREE MONEY   MONEY MARKET   OHIO MUNICIPAL MONEY MARKET   U.S. TREASURY MONEY MARKET
                                           FUND                FUND                  FUND                          FUND
FIXED INCOME SECURITIES
  Treasury Receipts                         N                   N                      N                            N
  U.S. Treasury Obligations                 A                   A                      A                            P
  U.S. Government Agency                    A                   P                      A                            A
Securities
  Bonds                                     A                   A                      A                            A
  Certificates of Deposit                   A                   A                      A                            N
  Corporate Debt Securities                 A                   A                      A                            N
  Commercial Paper                          A                   P                      A                            N
  Demand Notes                              A                   A                      A                            N
  Taxable Municipal Securities              A                   A                      A                            N
  Mortgage Backed Securities                N                   N                      N                            A
  Asset Backed Securities                   A                   A                      A                            A
  Zero Coupon Securities                    A                   A                      A                            A
  Bankers' Acceptances                      A                   A                      A                            N
  Credit Enhancement                        A                   A                      A                            N
TAX EXEMPT SECURITIES
  General Obligation Bonds                  P                   A                      P                            N
  Special Revenue Bonds                     P                   A                      P                            N
  Tax Exempt Commercial Paper               A                   A                      A                            N
  Tax Increment Financing Bonds             A                   A                      A                            N
  Municipal Notes                           P                   A                      P                            N
  Variable Rate Instruments                 P                   A                      P                            A
  Municipal Leases                          A                   A                      A                            N
SPECIAL TRANSACTIONS
  Repurchase Agreements                     A                   A                      A                            P
  Reverse Repurchase Agreements             A                   A                      A                            A
  Delayed Delivery Transactions             A                   A                      A                            A
  Securities Lending                        A                   A                      A                            A
  Illiquid Securities                       A                   A                      A                            A
  Restricted Securities                     A                   A                      A                            A
  Time Deposits                             A                   A                      A                            N
  When-Issued Securities                    A                   A                      A                            A
 Investment Company Securities              A                   A                      A                            A

EQUITY FUNDS                            DIVIDEND CAPTURE FUND GROWTH FUND INCOME EQUITY FUND
EQUITY SECURITIES
  Common Stocks                                   P                P              P
  Preferred Stocks                                P                P              P
  Real Estate Investment Trusts                   P                A              A
  Warrants                                        A                A              A
  Other Business Organizations                    A                A              N
FIXED INCOME SECURITIES
  Treasury Receipts                               A                A              A
  U.S. Treasury Obligations                       A                A              A
  U.S. Government Agency Securities               A                A              A
  Bonds                                           A                A              A
  Certificates of Deposit                         A                A              A
  Corporate Debt Securities                       A                A              A
  Commercial Paper                                A                A              A
  Demand Notes                                    A                A              A
  Mortgage Backed Securities                      A                A              A
  Asset Backed Securities                         N                N              N
  Zero Coupon Securities                          A                A              A
  Bankers' Acceptances                            A                A              A
  Investment Grade Securities                     A                A              A
 Convertible Securities                           A                A              A
TAX EXEMPT SECURITIES
  General Obligation Bonds                        N                N              A
  Special Revenue Bonds                           N                N              A
  Tax Exempt Commercial Paper                     N                N              A
  Tax Increment Financing Bonds                   N                N              A
  Municipal Notes                                 N                N              A
  Variable Rate Instruments                       A                A              A
  Municipal Leases                                N                N              A
FOREIGN SECURITIES
  American Depository Receipts                    A                A              A
  European Depository Receipts                    N                N              N
  Global Depository Receipts                      N                N              N
  Foreign Forward Currency Contracts              A                A              A
  Foreign Exchange Contracts                      N                N              N
  Obligations of Supranational Agencies           N                N              N
DERIVATIVE CONTRACTS
  Call and Put Options                            A                A              A
  Futures Contracts                               A                A              A
  Options                                         A                A              A
  Options on Currencies                           A                A              A
SPECIAL TRANSACTIONS
  Repurchase Agreements                           A                A              A
  Reverse Repurchase Agreements                   A                A              A
  Delayed Delivery Transactions                   A                A              A
  Securities Lending                              A                A              A
  Illiquid Securities                             A                A              A
  Restricted Securities                           A                A              A
  Time Deposits                                   A                A              A

EQUITY FUNDS (CONTINUED)                  DIVIDEND CAPTURE FUND    GROWTH FUND    INCOME EQUITY FUND
  Unit Investment Trusts                            A                   A                  A
  When-Issued Securities                            A                   A                  A
  Yankee Bonds                                      A                   A                  A
  Index-Based Securities                            A                   A                  A
 Investment Company Securities                      A                   A                  A
EQUITY FUNDS                            INTERNATIONAL EQUITY FUND MACRO 100 FUND MID CORP AMERICA FUND
EQUITY SECURITIES
  Common Stocks                                     P                   P                  P
  Preferred Stocks                                  P                   A                  A
  Real Estate Investment Trusts                     A                   A                  A
  Warrants                                          A                   A                  A
  Other Business Organizations                      A                   A                  A
FIXED INCOME SECURITIES
  Treasury Receipts                                 A                   A                  A
  U.S. Treasury Obligations                         A                   A                  A
  U.S. Government Agency Securities                 A                   A                  A
  Bonds                                             A                   A                  A
  Certificates of Deposit                           A                   A                  A
  Corporate Debt Securities                         A                   A                  A
  Commercial Paper                                  A                   A                  A
  Demand Notes                                      A                   A                  A
  Mortgage Backed Securities                        A                   A                  A
  Asset Backed Securities                           N                   N                  N
  Zero Coupon Securities                            A                   A                  A
  Bankers' Acceptances                              A                   A                  A
  Investment Grade Securities                       A                   A                  A
  Convertible Securities                            A                   A                  A
TAX EXEMPT SECURITIES
  General Obligation Bonds                          N                   N                  N
  Special Revenue Bonds                             N                   N                  N
  Tax Exempt Commercial Paper                       N                   N                  N
  Tax Increment Financing Bonds                     N                   N                  N
  Municipal Notes                                   N                   N                  N
  Variable Rate Instruments                         A                   A                  A
  Municipal Leases                                  N                   N                  N
FOREIGN SECURITIES
  American Depository Receipts                      A                   A                  A
  European Depository Receipts                      A                   A                  N
  Global Depository Receipts                        A                   A                  N
  Foreign Forward Currency Contracts                A                   A                  A
  Foreign Exchange Contracts                        A                   N                  N
  Obligations of Supranational Agencies             A                   N                  N
DERIVATIVE CONTRACTS
  Call and Put Options                              A                   A                  A
  Futures Contracts                                 A                   A                  A
  Options                                           A                   A                  A
  Options on Currencies                             A                   A                  A

EQUITY FUNDS (CONTINUED)                INTERNATIONAL EQUITY FUND    MACRO 100 FUND    MID CORP AMERICA FUND
SPECIAL TRANSACTIONS
  Repurchase Agreements                             A                      A                     A
  Reverse Repurchase Agreements                     A                      A                     A
  Delayed Delivery Transactions                     A                      A                     A
  Securities Lending                                A                      A                     A
  Illiquid Securities                               A                      A                     A
  Restricted Securities                             A                      A                     A
  Time Deposits                                     A                      A                     A
  Unit Investment Trusts                            A                      A                     A
  When-Issued Securities                            A                      A                     A
  Yankee Bonds                                      A                      A                     A
  Index-Based Securities                            A                      A                     A
 Investment Company Securities                      A                      A                     A
EQUITY FUNDS                                NEW ECONOMY FUND      SITUS SMALL CAP FUND ROTATING MARKETS FUND
EQUITY SECURITIES
  Common Stocks                                     P                      P                     P
  Preferred Stocks                                  A                      A                     A
  Real Estate Investment Trusts                     A                      P                     A
  Warrants                                          A                      A                     A
  Other Business Organizations                      A                      A                     N
FIXED INCOME SECURITIES
  Treasury Receipts                                 A                      A                     A
  U.S. Treasury Obligations                         A                      A                     A
  U.S. Government Agency Securities                 A                      A                     A
  Bonds                                             A                      A                     A
  Certificates of Deposit                           A                      A                     A
  Corporate Debt Securities                         A                      A                     A
  Commercial Paper                                  A                      A                     A
  Demand Notes                                      A                      A                     A
  Mortgage Backed Securities                        A                      A                     A
  Asset Backed Securities                           A                      A                     N
  Zero Coupon Securities                            A                      A                     A
  Bankers' Acceptances                              A                      A                     A
  Investment Grade Securities                       A                      A                     A
  Convertible Securities                            A                      A                     A
TAX EXEMPT SECURITIES
  General Obligation Bonds                          N                      N                     N
  Special Revenue Bonds                             N                      N                     N
  Tax Exempt Commercial Paper                       N                      N                     N
  Tax Increment Financing Bonds                     N                      N                     N
  Municipal Notes                                   N                      N                     N
  Variable Rate Instruments                         A                      A                     A
  Municipal Leases                                  N                      N                     N
FOREIGN SECURITIES
  American Depository Receipts                      A                      A                     A
  European Depository Receipts                      A                      A                     A
  Global Depository Receipts                        A                      A                     A
  Foreign Forward Currency Contracts                A                      A                     A
EQUITY FUNDS (CONTINUED)                    NEW ECONOMY FUND      SITUS SMALL CAP FUND ROTATING MARKETS FUND
  Foreign Exchange Contracts                        N                      A                     A
  Obligations of Supranational Agencies             N                      A                     A
DERIVATIVE CONTRACTS
  Call and Put Options                              A                      A                     A
  Futures Contracts                                 A                      A                     A
  Options                                           A                      A                     A
  Options on Currencies                             A                      A                     A
SPECIAL TRANSACTIONS
  Repurchase Agreements                             A                      A                     A
  Reverse Repurchase Agreements                     A                      A                     A
  Delayed Delivery Transactions                     A                      A                     A
  Securities Lending                                A                      A                     A
  Illiquid Securities                               A                      A                     A
  Restricted Securities                             A                      A                     A
  Time Deposits                                     A                      A                     A
  Unit Investment Trusts                            A                      A                     A
  When-Issued Securities                            A                      A                     A
  Yankee Bonds                                      A                      A                     A
  Index-Based Securities                            A                      A                     P
 Investment Company Securities                      A                      A                     A

INCOME FUNDS                         FIXED INCOME SECURITIES FUND INTERMEDIATE GOVERNMENT INCOME FUND   MICHIGAN
                                                                                                      TAX-FREE FUND
FIXED INCOME SECURITIES
Treasury Receipts                                 A                                N                        N
U.S. Treasury Obligations                         A                                P                        A
U.S. Government Agency Securities                 P                                P                        A
Bonds                                             A                                A                        N
Certificates of Deposit                           A                                A                        A
Corporate Debt Securities                         P                                A                        N
Commercial Paper                                  A                                A                        A
Demand Notes                                      A                                A                        A
Taxable Municipal Securities                      A                                A                        A
Mortgage Backed Securities                        A                                P                        A
Mortgage Dollar Rolls                             A                                N                        N
Asset Backed Securities                           A                                N                        N
Zero Coupon Securities                            A                                A                        A
Bankers' Acceptances                              A                                A                        A
Credit Enhancement                                A                                A                        A
Investment Grade Securities                       A                                A                        A
Convertible Securities                            A                                N                        N
TAX EXEMPT SECURITIES
General Obligation Bonds                          A                                A                        P
Special Revenue Bonds                             A                                A                        P
Tax Exempt Commercial Paper                       A                                A                        A
Tax Increment Financing Bonds                     A                                A                        A
Municipal Notes                                   A                                A                        A
Variable Rate Instruments                         A                                A                        A
Municipal Leases                                  A                                A                        A
FOREIGN SECURITIES
  Foreign Forward Currency Contracts              A                                N                        N
DERIVATIVE CONTRACTS
Futures Contracts                                 A                                A                        A
Options                                           A                                A                        A
Options on Currencies                             A                                A                        N
SPECIAL TRANSACTIONS
Repurchase Agreements                             A                                A                        A
Reverse Repurchase Agreements                     A                                A                        A
Delayed Delivery Transactions                     A                                A                        A
Securities Lending                                A                                A                        A
Illiquid Securities                               A                                A                        A
Restricted Securities                             A                                A                        A
Time Deposits                                     A                                A                        A
When-Issued Securities                            A                                A                        A
Yankee Bonds                                      A                                A                        N
Investment Company Securities                     A                                A                        A
EQUITY SECURITIES
Common Stocks                                     N                                N                        N
Preferred Stocks                                  A                                N                        N
Real Estate Investment Trusts                     A                                N                        A
Warrants                                          A                                A                        N

INCOME FUNDS (CONTINUED)             MORTGAGE SECURITIES FUND OHIO TAX-FREE FUND SHORT/ INTERMEDIATE FIXED INCOME SECURITIES FUND
FIXED INCOME SECURITIES
Treasury Receipts                               N                     N                                 N
U.S. Treasury Obligations                       A                     A                                 P
U.S. Government Agency Securities               A                     A                                 P
Bonds                                           A                     N                                 A
Certificates of Deposit                         A                     A                                 A
Corporate Debt Securities                       A                     N                                 P
Commercial Paper                                A                     A                                 A
Demand Notes                                    A                     A                                 A
Taxable Municipal Securities                    A                     A                                 A
Mortgage Dollar Rolls                           A                     A                                 N
Mortgage Backed Securities                      P                     N                                 A
Asset Backed Securities                         A                     N                                 A
Zero Coupon Securities                          A                     A                                 A
Bankers' Acceptances                            A                     A                                 A
Credit Enhancement                              A                     A                                 A
Investment Grade Securities                     A                     A                                 A
Convertible Securities                          A                     N                                 A
TAX EXEMPT SECURITIES
General Obligation Bonds                        A                     P                                 A
Special Revenue Bonds                           A                     P                                 A
Tax Exempt Commercial Paper                     A                     A                                 A
Tax Increment Financing Bonds                   A                     A                                 A
Municipal Notes                                 A                     A                                 A
Variable Rate Instruments                       A                     A                                 A
Municipal Leases                                A                     A                                 A
FOREIGN SECURITIES
  Foreign Forward Currency Contracts            N                     N                                 A
DERIVATIVE CONTRACTS
Futures Contracts                               A                     A                                 A
Options                                         A                     A                                 A
Options on Currencies                           N                     N                                 N
SPECIAL TRANSACTIONS
Repurchase Agreements                           A                     A                                 A
Reverse Repurchase Agreements                   A                     A                                 A
Delayed Delivery Transactions                   A                     A                                 A
Securities Lending                              A                     A                                 A
Illiquid Securities                             A                     A                                 A
Restricted Securities                           A                     A                                 A
Time Deposits                                   A                     A                                 A
When-Issued Securities                          A                     A                                 A
Yankee Bonds                                    N                     N                                 A
Investment Company Securities                   A                     A                                 A
EQUITY SECURITIES
Common Stocks                                   A                     N                                 N
Real Estate Investment Trusts                   A                     N                                 N
Warrants                                        A                     A                                 N

                             INVESTMENT PRACTICES

The Prospectuses discuss the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding table, including those which are not part of a Fund's principal investment strategy.

ADJUSTABLE RATE NOTES

The categories of Fixed Income Securities and Tax Exempt Securities may include "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS), CONTINENTAL DEPOSITARY RECEIPTS (CDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES (NON-MORTGAGE)

Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

COMMON STOCK

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

CONVERTIBLE SECURITIES

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

CORPORATE DEBT (INCLUDING BONDS, NOTES AND DEBENTURES)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more NRSROs. See the Appendix to this SAI for a description of these ratings.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

CREDIT-ENHANCED SECURITIES

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, the Advisor evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

The Money Market Funds are subject to the diversification requirements relating to credit-enhanced securities imposed by Rule 2a-7 of the 1940 Act. The Ohio Municipal Money Market Fund may not invest, with respect to 75% of its total assets, more than 10% of its total assets in the credit-enhanced securities of one credit enhancer.

DEFENSIVE INVESTMENTS

At times the Advisor may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies. In the case of the Single State Funds, a Fund's alternative strategies may give rise to income which is not exempt from federal or state taxes.

EQUITY SECURITIES

Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

FIXED INCOME SECURITIES

Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

FOREIGN CURRENCY OPTIONS (ALSO SEE "OPTIONS")

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (CFTC), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

FOREIGN SECURITIES (INCLUDING EMERGING MARKETS)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.

Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

The International Equity Fund and Situs Small Cap Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

Each of the Equity Funds, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign securities. The Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund, however, may only invest up to 10% of their net assets in non-U.S. dollar-denominated bonds.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on debt securities is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEX-BASED SECURITIES

Index-based securities, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), World Equity Benchmark Shares ("WEBS"), and Dow Jones DIAMONDS ("Diamonds"), are usually interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange. In some cases, index-based securities may be organized as open-end management investment companies that issue redeemable shares, and therefore, operate like other mutual funds ("Exchange Traded Funds or ETFs").

A UIT will generally issue index-based securities in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of
(a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and
(c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-based securities are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough index-based securities to reconstitute a Creation Unit (large aggregations of a particular index-based security). The liquidity of small holdings of index-based securities, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of index-based securities is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of index-based securities is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for index-based securities is based on a basket of stocks. Disruptions in the markets for the securities underlying index-based securities purchased or sold by the Portfolio could result in losses on index-based securities. Trading in index-based securities involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (S&P 100) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (NYSE). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

INTERESTS IN OTHER BUSINESS ORGANIZATIONS

The Dividend Capture Fund, Growth Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund and Situs Small Cap Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock.

MONEY MARKET INSTRUMENTS

Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

      Commercial Paper and Variable Amount Master Demand Notes
      Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

      Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

      The commercial paper in which any of the Money Market Funds may invest is subject to the issuer diversification and quality restrictions imposed by Rule 2a-7 under the 1940 Act. The commercial paper in which the Mortgage Securities Fund may invest must be: (i) rated A-1 or better by Standard & Poor's (S&P) or P-1 or better by Moody's Investors Service (Moody's); or
      (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody's.

      BANK OBLIGATIONS

      Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.

      Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

      Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

      Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

      The Money Market Fund, Ohio Municipal Money Market Fund and Florida Tax-Free Money Fund may only invest in bank obligations issued by domestic banks and U.S. branches of foreign banks subject to U.S. banking regulation. In addition, at the time of the investment, the issuing bank must have capital, surplus and undivided profits in excess of $100 million. Issuing banks of obligations in which the Mortgage Securities Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

      The Michigan Tax-Free Fund is limited to investing only in dollar-denominated obligations of: (i) U.S., Canadian, Asian or European banks with at least $500 million in total assets; or (ii) U.S. savings and loan associations with at least $1 billion in total assets.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes (VRDNs) are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

MONEY MARKET MUTUAL FUNDS

Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission (SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds and the Income Funds, may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M and diversification rules as described under "Taxes" below .

MORTGAGE DOLLAR ROLL TRANSACTIONS

A dollar roll transaction is a transaction through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value (NAV) if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC);
(b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

      MORTGAGE PASS-THROUGH SECURITIES

      Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.


      ADJUSTABLE RATE MORTGAGE SECURITIES

      Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

      ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

      DERIVATIVE MORTGAGE SECURITIES

      Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

      The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

      An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered
      Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

      Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

      The Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. Government or CMOs issued by private organizations which are rated AAA by an NRSRO.

      Stripped mortgage-backed securities (SMBSs) may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

OPTIONS

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Those Funds that are authorized to write or purchase put and call options must cover such options.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

A Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing
Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

PREFERRED STOCK

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (Code). Such tax requirements limit a REITs' ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

RESTRICTED AND ILLIQUID SECURITIES

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

REVERSE REPURCHASE AGREEMENTS

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Under normal market conditions, the Rotating Markets Fund intends to invest its assets in common stocks and index-based securities in order to achieve its investment focus.

The shares of most index-based securities, including ETFs, are listed and traded on stock exchanges at market prices, although some shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with a Fund's investment strategy. As with traditional mutual funds, index-based securities charge asset-backed fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell index-based securities.



SECURITIES LENDING

  In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower.

The Funds may each lend portfolio securities in an amount representing up to 33 1/3% of the value of their total assets and the loan must be collateralized by cash or U.S. government obligations. It is each Fund's policy to maintain collateral in an amount equal to at least 100% of the current market value of the loaned securities.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES

Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

TAX-EXEMPT SECURITIES

Tax-exempt securities are debt obligations the interest on which is, in the opinion of bond counsel for the issuing governmental entity or agency, excluded from gross income for federal income tax purposes. Examples of tax-exempt securities include fixed and floating or variable rate municipal obligations, tax-exempt notes, participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper, stand-by commitments and private activity bonds.

Tax-exempt securities are issued to obtain monies for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which tax-exempt securities may be issued include refunding outstanding obligations, obtaining monies for general operating expenses and to lend to other public institutions and facilities. The two principal classifications of tax-exempt securities are general obligation and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

Limited obligation securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Private activity bonds generally are limited obligation securities, the credit and quality of which are usually directly related to the credit of the private user of the facilities. Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

Tax-exempt notes and tax-exempt commercial paper are generally used to provide for short-term capital needs, seasonal working capital needs of municipalities or to provide interim construction financing, and generally have maturities of one year or less. Tax-exempt notes include tax anticipation notes (TANs), revenue anticipation notes (RANs) and bond anticipation notes (BANs). TANs are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs. BANs are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

Private activity bonds (sometimes called "industrial development bonds") may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. Because dividends attributable to interest on such bonds may not be tax exempt, it may not be desirable for an investor to purchase shares of a Fund which invests in private activity bonds, if such investor is a "substantial user" of facilities which are financed by private activity bonds or industrial development bonds or a "related person" of such a substantial user.

Tax-exempt securities may be purchased through the acquisition of certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities. In such arrangements, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

Tax-exempt securities may also be acquired by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. A Fund will have the right to sell the interest back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the municipal obligation plus accrued interest. the Advisor will generally exercise the demand on a letter of credit only under the following circumstances: (1) upon default of any of the terms of the documents of the municipal obligation,
(2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality investment portfolio. The selling bank may receive a fee in connection with the arrangement. Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest. A Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such participation interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

Prices and yields on tax-exempt securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of tax-exempt securities. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt securities may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt securities are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

The Code imposes certain continuing requirements on issuers of tax-exempt securities regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

The Ohio Tax-Free Fund may not invest in private activity bonds if the interest is treated as a preference item for purposes of the federal alternative minimum tax (AMT). Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

U.S. GOVERNMENT SECURITIES

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. government securities are limited to: direct obligations of the U.S. Treasury, such as bills, notes, and bonds of the U.S. Treasury, and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities, not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

Other GSE securities are not backed by the full faith and credit of the U.S. Government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS

U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. The Advisor will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

WARRANTS

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. the Advisor may choose to dispose of a commitment prior to settlement.

With the exception of the Mortgage Securities Fund, which may invest up to 35% of its total assets in securities purchased on a when-issued or delayed delivery basis, the Dividend Capture Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund, which may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, and the International Equity Fund and Macro 100 Fund, which have no such restrictions on total assets, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund's assets.

ZERO-COUPON SECURITIES

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal
Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of
Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

                                INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the Prospectus. Additional risk factors are outlined below.

RISKS OF ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

Because the Funds (except Mortgage Securities Fund) may invest in ADRs and other domestically traded securities of foreign companies, the Funds' Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

CALL RISK

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CONCENTRATION RISK

When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In addition, financial, economic, business and political developments affecting the region may have a greater effect on these Funds.

CREDIT (OR DEFAULT) RISK

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISK

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

DERIVATIVE CONTRACTS RISK

The use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and a Fund, if the value of a Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of a Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect a Fund (for example, by increasing losses and/or costs, and/or preventing a Fund from fully implementing its investment strategies). Finally, derivative contracts may also involve other risks described in this SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

EQUITY RISK

Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

EXTENSION RISK

Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.
FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

FOREIGN INVESTMENT RISK

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

INDEX-BASED SECURITIES RISK

An investment in index-based securities generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of index-based securities can fluctuate up or down, and the Funds could lose money investing in index-based securities if the prices of the securities owned by the index-based security go down. In addition, index-based securities that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an index-based security's shares may trade above or below their NAV; (ii) an active trading market for an index-based security's shares may not develop or be maintained; or (iii) trading of an index-based security's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit-breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

INVESTMENT STYLE RISK

The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

LIQUIDITY RISK

Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

MARKET RISK

Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

PREPAYMENT RISK

Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally,  mortgage-backed  securities   compensate   for  the  increased  risk
associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECURITY-SPECIFIC RISK

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

SPECIAL RISK FACTORS APPLICABLE TO THE OHIO MUNICIPAL MONEY MARKET FUND AND THE OHIO TAX-FREE FUND

Since these Funds invest primarily in issuers from Ohio, the Funds may be subject to additional risks compared to funds that invest in multiple states. Ohio's economy is relatively diversified across the manufacturing, agriculture and services sectors. However, the manufacturing sector, in particular automobile manufacturing related industries, is still a major employer within Ohio and exposes the state to the economic dislocations which occur within cyclical industries.

SPECIAL RISK FACTORS APPLICABLE TO THE MICHIGAN TAX-FREE FUND

Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.

SPECIAL RISK FACTORS APPLICABLE TO THE FLORIDA TAX-FREE MONEY FUND

Since the Fund invests primarily in issuers located in Florida, the Fund may be subject to additional risks compared to funds that invest in multiple states. Florida's economy is centered on the trade and services industry; it is also influenced by agriculture and tourism, which is the main driver of the state's economy.


                            INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund. The investment restrictions pertain to each Fund unless otherwise noted. Each Fund:

      (1) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (2) May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (3) May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (4) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (5) May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

        (6) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (7) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. (For all Funds except Florida Tax-Free Money Fund, Ohio Municipal Money Market Fund, Michigan Tax-Free Fund and Ohio Tax-Free Fund).

The fundamental limitations of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

Note, with respect to the Rotating Markets Fund, the Fund will not invest more than 25% of its total assets in the securities of exchange traded funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in exchange traded funds, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in the investment company industry.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. For the Tax-Exempt Funds only, as a matter of non-fundamental policy, they will comply with the diversification requirements of Rule 2a-7, which are more rigorous. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Regulatory Compliance. The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

THE FOLLOWING ARE NON-FUNDAMENTAL POLICIES OF THE INDICATED FUND:

U.S. TREASURY MONEY MARKET FUND*

{circle}under normal circumstances, the U.S. Treasury Money Market Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

INCOME EQUITY FUND*

{circle}under normal  circumstances, the Income Equity Fund will invest at least
   80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

MACRO 100 FUND

{circle}under normal circumstances, the Macro 100 Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

MID CORP AMERICA FUND*

{circle}under normal circumstances, the Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

{circle}under normal circumstances, the Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

INTERNATIONAL EQUITY FUND*

{circle}under normal circumstances, the International Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

ROTATING MARKETS FUND

{circle}under normal circumstances, the Rotating Markets Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment chosen by the Advisor.

SITUS SMALL CAP FUND*

{circle}under normal  circumstances,  the  Situs  Small  Cap Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies.

FIXED INCOME SECURITIES FUND*

{circle}under normal circumstances, the Fixed Income Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

INTERMEDIATE GOVERNMENT INCOME FUND*

{circle}under normal circumstances, the Intermediate Government Income Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in U.S. Government securities.

MORTGAGE SECURITIES FUND*

{circle}under normal circumstances, the Mortgage Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

* Except for Rotating Markets Fund and Macro 100 Fund, the above Funds will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the Rotating Markets Fund and Macro 100 Fund will propose the same shareholder notice on a voluntary basis.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NON-FUNDAMENTAL POLICIES OF THE FUNDS:

      (1) The Funds will not invest more than 15% of net assets in illiquid securities (10% in the case of money market funds).

      (2) In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); (b) financial service companies will be
classified according  to  the  end  users  of their       services (for example,
automobile finance, bank finance and diversified finance will each be considered a separate industry); (c) asset-backed securities will be classified
according to the       underlying assets securing such securities; and  (d) with
respect  to  the Tax-Exempt Funds, municipal       securities will not be deemed
to constitute an industry. Also, to conform to the current view of the       SEC
that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude
foreign bank instruments from industry       concentration limits as long as the
policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by
activities  in  a single       industry, will be deemed to constitute investment
in an industry, except  when  held  for  temporary       defensive purposes. The
investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

THE FOLLOWING INVESTMENT LIMITATIONS OF THE DIVIDEND CAPTURE FUND, INTERNATIONAL EQUITY FUND, MACRO 100 FUND, MID CORP AMERICA FUND, NEW ECONOMY FUND, ROTATING MARKETS FUND AND SITUS SMALL CAP FUND ARE NON-FUNDAMENTAL POLICIES. THE FUNDS WILL NOT:

      (1)   Invest in companies for the purpose of exercising control.

      (2) Pledge, mortgage or hypothecate assets, except to secure temporary borrowings permitted by the Fund's fundamental limitation, in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incidence of such loan, except as permitted with respect to securities lending.

      (3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the Prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

      (4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

      (5) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.


                               PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Money Market Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended December 31, 2005 and 2004, the portfolio turnover rates for each of the following Funds were as follows:

-----------------------------------------------------------------
|FUND                                           |2005    |2004  |
-----------------------------------------------------------------
|Dividend Capture Fund                          |131% (1)|101%  |
-----------------------------------------------------------------
|Growth Fund                                    |20%     |12%   |
-----------------------------------------------------------------
|Income Equity Fund                             |33%     |35%   |
-----------------------------------------------------------------
|International Equity Fund                      |21%     |31%   |
-----------------------------------------------------------------
|Macro 100 Fund                                 |87% (2) |-- (3)|
-----------------------------------------------------------------
|Mid Corp America Fund                          |7%      |4%    |
-----------------------------------------------------------------
|New Economy Fund                               |61%     |28%   |
-----------------------------------------------------------------
|Rotating Markets Fund                          |48%     |86%   |
-----------------------------------------------------------------
|Situs Small Cap Fund                           |14%     |16%   |
-----------------------------------------------------------------
|Fixed Income Securities Fund                   |59%     |53%   |
-----------------------------------------------------------------
|Intermediate Government Income Fund            |34%     |43%   |
-----------------------------------------------------------------
|Michigan Tax-Free Fund                         |49%     |17%   |
-----------------------------------------------------------------
|Mortgage Securities Fund                       |29%     |38%   |
-----------------------------------------------------------------
|Ohio Tax-Free Fund                             |45%     |13%   |
-----------------------------------------------------------------
|Short/Intermediate Fixed Income Securities Fund|31%     |54%   |
-----------------------------------------------------------------

(1) The increase in these Funds' portfolio turnover rate in 2005 is due to the Funds' investment policy which by nature is conducive to higher portfolio turnover when appropriate under market conditions.

(2) The increase in the Fund's portfolio turnover rate in 2005 was due to the fact that the Fund had only a partial operating year in 2004. The Fund experienced more typical portfolio changes over the course of 2005.

(3) Reflects operations for the period from April 30, 2004 (commencement of operations) to December 31, 2004.


                WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

TRUSTEES AND OFFICERS
The following tables give information about Independent Trustees, Interested Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person's: name, address, age (as of the date of the Funds' most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee from the Original Trusts for its most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 5800 Corporate Drive, Pittsburgh, PA. Unless otherwise noted, each officer is elected annually. The Huntington Funds consists of 29 portfolios. Each Trustee serves as Trustee for all portfolios of The Huntington Funds.

As of April 3, 2006, the Trustees and officers as a group owned less than 1% of Shares of the Trust.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                                        TOTAL
NAME                                                                                                                    COMPENSATION
AGE                                                                                                                     FROM
POSITIONS HELD WITH TRUST LENGTH      PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER       ORIGINAL
OF TIME SERVED                        DIRECTORSHIPS HELD                                                                TRUSTS
                                                                                                                        (PAST
                                                                                                                        CALENDAR
                                                                                                                        YEAR)
THOMAS J. WESTERFIELD                 PRINCIPAL OCCUPATION: Since August 2005, of Counsel, Dinsmore & Shohl LLP (law    $37,250
Age: 50                               firm).
TRUSTEE
Began serving: January 2001           PREVIOUS POSITION: From 1993 to 2005, of Counsel, Cors & Bassett LLC (law firm).

                                      OTHER DIRECTORSHIPS HELD:  None.

{dagger} Thomas J. Westerfield has been deemed an Interested Trustee due to the position he holds with Dinsmore & Shohl LLP, which may be retained to provide legal services to Huntington.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME            PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER DIRECTORSHIPS HELD
AGE                                                                                                                     TOTAL
POSITIONS                                                                                                               COMPENSATION
HELD WITH                                                                                                               FROM
TRUST                                                                                                                   ORIGINAL
DATE                                                                                                                    TRUSTS
SERVICE                                                                                                                 (PAST
BEGAN                                                                                                                   CALENDAR
                                                                                                                        YEAR)
DAVID S.        PRINCIPAL OCCUPATION: Since 1965, Chairman of the Board, Schoedinger Funeral Service.  Since 1987, CEO, $39,500
SCHOEDINGER     Schoedinger Financial Services, Inc.
Age: 63
CHAIRMAN OF     PREVIOUS POSITION: From 1992 to 1993, President, Board of Directors of National Selected Morticians
THE BOARD       (national trade association for morticians).
AND TRUSTEE
Began           OTHER DIRECTORSHIPS HELD: None.
serving:
May 1990
JOHN M.         PRINCIPAL OCCUPATIONS: Retired.                                                                         $34,500
SHARY
Age: 75         PREVIOUS POSITIONS: Member, Business Advisory Board, HIE-HEALTHCARE.COM (formerly Hublink, Inc.) (1993-
TRUSTEE         1997)(database integration software); Member, Business Advisory Board, Mind Leaders, Inc. (formerly
Began           DPEC - Data Processing Education Corp.) (1993-1996) (data processing education); Member, Business
serving:        Advisory Board, Miratel Corporation (1993-1995)(research and development firm for CADCAM); Chief
October         Financial Officer of OCLC Online Computer Library Center, Inc. (1978-1993); Member, Board of Directors,
1991            Applied Information Technology Research Center (1987-1990); Member, Board of Directors, AIT (1987-1990)
                technology.

                OTHER DIRECTORSHIPS HELD: None.
WILLIAM R.      PRINCIPAL OCCUPATIONS: Retired.                                                                         $37,000
WISE
Age: 74         PREVIOUS POSITIONS: Corporate Director of Financial Services and Treasurer, Children's Hospital,
TRUSTEE         Columbus, Ohio; Associate Executive Director and Treasurer, Children's Hospital, Columbus, Ohio (1985-
Began           1989).
serving:
April 1991      OTHER DIRECTORSHIPS HELD:  None.
CARL A.         PRINCIPAL OCCUPATIONS:  Independent Business Consultant, major manufacturing company (2002 to present); $0
NELSON          lecturer, Fisher College of Business at the Ohio State University.
Age: 60         PREVIOUS POSITION:  Managing Partner, Arthur Andersen (1971-2002)
TRUSTEE         OTHER DIRECTORSHIPS HELD:  Director, Worthington Industries (steel fabricator) and Dominion Homes, Inc.
Began           (homebuilder).
serving:
June 2006
TADD C.         PRINCIPAL OCCUPATION:  Retired.                                                                         $0
SEITZ           PREVIOUS POSITIONS:  Chairman and Chief Executive Officer, The Scotts Company (June 1983-March 1995);
Age: 64         Interim, Chief Executive Officer (February 1996-July 1996).
TRUSTEE         OTHER DIRECTORSHIPS HELD:  None.
Began
serving:
June 2006
MARK D.         PRINCIPAL OCCUPATIONS:  Chief Executive Officer and President, BestTransport.com, Inc. (2003 to         $0
SHARY*          present).
Age: 46         PREVIOUS POSITION:  President, Bostech Corporation (2000-2002).
TRUSTEE
Began           OTHER DIRECTORSHIPS HELD: None.
serving:
June 2006

* Family relationship: Mark D. Shary is the nephew of John M. Shary, an Independent Trustee of the Trusts.

OFFICERS*

NAME             PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
AGE
ADDRESS
POSITIONS
HELD WITH
TRUST
B. RANDOLPH      PRINCIPAL OCCUPATIONS: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (February
BATEMAN          2001 to present); Chief Investment Officer, Huntington National Bank (October 2000 to present).
Age: 50
41 South         PREVIOUS POSITIONS: Senior Vice President, Star Bank (June 1988 - October 2000).
High Street
Columbus, OH
PRESIDENT
Began
Serving:
September
2005
CHARLES L.       PRINCIPAL OCCUPATION: Director of Sales Administration, Federated Securities Corp. (March 2006 to present);
DAVIS, JR.       President, Edgewood Services, Inc. (March 2004 to present) and President, Southpointe Distribution Services Inc.
Age: 45          (August 2005 to present).
1001 Liberty
Avenue           PREVIOUS POSITIONS: Vice President, Managing Director of Mutual Fund Services, Federated Services Company (October
Pittsburgh,      2002 to March 2006); Vice President, Edgewood Services, Inc. (January 2000 to March 2004); President, Federated
PA               Clearing Services (January 2000 to October 2002); Director, Business Development, Mutual Fund Services, Federated
CHIEF            Services Company (September 1998 to December 2000).
EXECUTIVE
OFFICER
Began
Serving:
April 2003
DAVID R.         PRINCIPAL OCCUPATIONS: Chief Compliance Officer, and Anti-Money Laundering Officer of The Huntington Funds
CARSON           (September 2005 to present).
Age: 47
3805 Edwards     PREVIOUS POSITIONS: Treasurer and Assistant Treasurer of The Huntington Funds, Huntington Asset Advisors, Inc.
Road             (February 2002 to February 2005); Vice President and Private Financial Group Marketing Manager,
Suite 3805       Huntington National Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February
Cincinnati,      2001).
OH
CHIEF
COMPLIANCE
OFFICER and
ANTI-MONEY
LAUNDERING
OFFICER
Began
Serving:
September
2005
GEORGE           PRINCIPAL OCCUPATION: Assistant Vice President, Federated Services Company; Vice President and Assistant Treasurer
POLATAS          of various funds distributed by Edgewood Services, Inc. (January 1997 to present).
Age: 43
1001 Liberty
Avenue
Pittsburgh,
PA
VICE
PRESIDENT
Began
Serving:
July 2003
CHRISTOPHER      PRINCIPAL OCCUPATION: Director-Financial Services, BISYS Fund Services Ohio, Inc. (February 1993 to present).
E. SABATO
Age: 37
3435 Stelzer
Road
Columbus, OH
TREASURER
Began
Serving: May
2005
VICTOR R.        PRINCIPAL OCCUPATIONS: Partner, Reed Smith LLP (October 2002 to present).
SICLARI
Age:  44         PREVIOUS POSITIONS: Sr. Corporate Counsel and Vice President, Federated Services Company (prior to October 2002).
1001 Liberty
Avenue
Pittsburgh,
PA
SECRETARY
Began
Serving:
August 2002

* Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD OF TRUSTEES

BOARD          COMMITTEE       COMMITTEE FUNCTIONS                                                                     MEETINGS HELD
COMMITTEE      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR
Audit          Carl A.         The purposes of the Audit Committee are to oversee the Trust's accounting and           Two
               Nelson          financial reporting policies and practices; to oversee the quality and objectivity
               David S.        of the Trust's financial statements and the independent audit thereof; to consider
               Schoedinger     the selection of independent public accountants for the Trust and the scope of the
               Tadd C.         audit; and to act as a liaison between the Trust's independent auditors and the
               Seitz           full Board of Trustees.
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise
Nominating     Carl A.         The purpose of the Nominating Committee is to nominate a person or persons to serve     One
               Nelson          as a member of the Board of Trustees.  The Nominating Committee will consider
               David S.        nominees recommended by Shareholders.  The Nominating Committee is comprised of all
               Schoedinger     four members of the Board of Trustees.  Recommendations should be submitted to the
               Tadd C.         Nominating Committee in care of The Huntington Funds.
               Seitz
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise
Compliance     Thomas J.       The purpose of the Compliance Committee is to oversee the Trust's compliance with       Six
               Westerfield     the legal and regulatory requirements of the Trust's operations including
               Carl A.         compliance with securities laws and regulations.
               Nelson
               David S.
               Schoedinger
               Tadd C.
               Seitz
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise
Special        Carl A.         The purpose of the Special Proxy Voting Committee is to consider and determine how      None
Proxy          Nelson          to vote on behalf of the Trust with respect to specific votes referred by the
Voting         David S.        Trust's Advisor.
               Schoedinger
               Tadd C.
               Seitz
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise

   TRUSTEES OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF
                 INVESTMENT COMPANIES1 AS OF DECEMBER 31, 2005

         (1)           (2)      (3) AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                                    TRUSTEES IN THE HUNTINGTON FAMILY OF INVESTMENT COMPANIES



                      DOLLAR
  NAME OF TRUSTEE2   RANGE OF
                      SHARES
                      OWNED
                      IN THE
                      TRUST
David S. Schoedinger                                                      Over $100,000
 Dividend Capture    $10,001-
 Fund                $50,000
 Growth Fund         $10,001-
                     $50,000
 Mid Corp America    $10,001-
 Fund                $50,000
 New Economy Fund      $1-
                     $10,000
 Situs Small Cap     $10,001-
 Fund                $50,000
John M. Shary                                                            $50,001-$100,000
 Growth Fund         $10,001-
                     $50,000
 Income Equity Fund  $10,001-
                     $50,000
Thomas J.                                                                $50,001-$100,000
Westerfield
 Money Market Fund   $10,001-
                     $50,000
 Dividend Capture      $1-
 Fund                $10,000
 Growth Fund         $10,001-
                     $50,000
 Income Equity Fund    $1-
                     $10,000
 International         $1-
 Equity Fund         $10,000
 Macro 100 Fund        $1-
                     $10,000
 Mid Corp America    $10,001-
 Fund                $50,000
 New Economy Fund      $1-
                     $10,000
 Rotating Markets      $1-
 Fund                $10,000
 Situs Small Cap       $1-
 Fund                $10,000
 Fixed Income          $1-
 Securities Fund     $10,000
 Intermediate          $1-
 Government Income   $10,000
 Fund
 Short/Intermediate    $1-
 Fixed Income        $10,000
 Securities Fund
 Mortgage Securities   $1-
 Fund                $10,000
William R. Wise                                                           Over $100,000
 Growth Fund         $10,001-
                     $50,000
 Income Equity Fund  $10,001-
                     $50,000
 Mid Corp America    $10,001-
 Fund                $50,000
 Macro 100 Fund      $10,001-
                     $50,000
 Situs Small Cap     $10,001-
 Fund                $50,000
 Fixed Income Fund   $10,001-
                     $50,000

(1) The "Huntington Family of Investment Companies" refers to the Original Trusts, as both are held out to investors as related entities for investor or investment purposes.

(2) Carl A. Nelson, Tadd C. Seitz and Mark D. Shary did not serve as Trustees as of December 31, 2005.



INVESTMENT ADVISOR

On May 12, 2001, Huntington Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., (Advisor) a separate, wholly owned subsidiary of Huntington Bank. The Advisor has replaced Huntington Bank as the investment advisor to the Trust. Following the reorganization, the management and investment advisory personnel of Huntington Bank that provided investment management services to the Trust will continue to do so as the personnel of the Advisor. Additionally, the Advisor is wholly owned and otherwise fully controlled by Huntington Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the 1940 Act and, therefore, a shareholder vote is not required.

Huntington Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI) and is deemed to be controlled by HBI. With $32.8 billion in assets as of December 31, 2005, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreements between the Trust and Advisor (Investment Advisory Agreements), the Advisor, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, the Advisor makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

Depending on the size of the Fund, fees payable under the Investment Advisory Agreements may be higher than the advisory fee paid by most mutual funds, although the Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Advisor may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by the Advisor on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Investment Advisory Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

From time to time, the Advisor may use a portion of its investment advisory fee to pay for certain administrative services provided by financial institutions on Investment A Shares or Investment B Shares of the Funds.

Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of the Advisor's or its affiliates' lending relationships with an issuer.



SUB-ADVISOR

The Advisor has delegated daily management of the Macro 100 Fund's assets to a Sub-Advisor, Laffer Investments, Inc. (Laffer Investments). The Sub-Advisory fee is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2909 Poston Avenue, 2nd Floor, Nashville, TN 37203. As of December 31, 2005, Laffer Investments had assets under management of approximately $373.3 million.


PORTFOLIO MANAGER INFORMATION

The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year. None of the other Accounts described below has an advisory fee that is based on the performance of the account.

DIVIDEND CAPTURE FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 B. RANDOLPH BATEMAN                               TOTAL ASSETS
                                     ---------------------------
 Registered Investment Companies          3 funds /$139 million
 Other Pooled Investment Vehicles                          None
 Other Accounts                        10 accounts /$28 million
Dollar value range of Shares owned in the Fund: none.



                                         TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/
 KIRK MENTZER                                     TOTAL ASSETS
 Registered Investment Companies          2 funds/$217,291,000
 Other Pooled Investment Vehicles                         None
 Other Accounts                       28 accounts/$495,000,000
Dollar value range of Shares owned in the Fund: $10,001-$50,000.



GROWTH FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 JAMES J. GIBBONEY, JR.                            TOTAL ASSETS
 Registered Investment Companies             1 fund/$19,975,943
 Other Pooled Investment Vehicles                          None
 Other Accounts                       249 accounts/$381,841,986
Dollar value range of Shares owned in the Fund: none.

                                         TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/
 MARTINA CHEUNG                                   TOTAL ASSETS
 Registered Investment Companies            1 fund/$19,975,943
 Other Pooled Investment Vehicles                         None
 Other Accounts                       82 accounts/$267 million
Dollar value range of Shares owned in the Fund: $10,001-$50,000.

INCOME EQUITY FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 CRAIG J. HARDY                                    TOTAL ASSETS
 Registered Investment Companies             1 fund/$35,344,033
 Other Pooled Investment Vehicles                          None
 Other Accounts                       205 accounts/$253,584,006
Dollar value range of Shares owned in the Fund: $10,001-$50,000.

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 CHRISTOPHER G. CWIKLINSKI                         TOTAL ASSETS
 Registered Investment Companies              1 fund/$35,344,03
 Other Pooled Investment Vehicles                          None
 Other Accounts                       180 accounts/$190,420,603
Dollar value range of Shares owned in the Fund: $50,001-$100,000.



INTERNATIONAL EQUITY FUND

                                        TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                  ACCOUNTS MANAGED/
 MADELYNN M. MATLOCK                             TOTAL ASSETS
 Registered Investment Companies            1 fund/$2,156,678
 Other Pooled Investment Vehicles                        None
 Other Accounts                       10 accounts/$13 million
Dollar value range of Shares owned in the Fund: $100,001-$500,000.



MACRO 100 FUND

                                                                 NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                                TOTAL NUMBER OF OTHER                                                             PERFORMANCE FEES
OTHER ACCOUNTS MANAGED BY           ACCOUNTS MANAGED/
DR. ARTHUR B. LAFFER                     TOTAL ASSETS
Registered Investment               1 fund/$7,751,353
Companies                                     million
Other Pooled Investment                                                                                  1 account /$2.276 million
Vehicles
Other Accounts                   10 accounts/$334.422
                                              million

Dollar value range of Shares owned in the Fund: $50,001-$100,000.

                                                                  NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                                 TOTAL NUMBER OF OTHER                                                             PERFORMANCE FEES
OTHER ACCOUNTS MANAGED BY       ACCOUNTS MANAGED/TOTAL
ARTHUR B. LAFFER, JR.                           ASSETS
Registered Investment                1 fund/$7,751,353
Companies                                      million
Other Pooled Investment                                                                                   1 account /$2.276 million
Vehicles
Other Accounts                    10 accounts/$334.422
                                               million

Dollar value range of Shares owned in the Fund: $50,001-$100,000.

MID CORP AMERICA FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 CHRISTOPHER M. ROWANE                             TOTAL ASSETS
 Registered Investment Companies             1 fund/$25,206,359
 Other Pooled Investment Vehicles                          None
 Other Accounts                       335 accounts/$311 million
Dollar value range of Shares owned in the Fund: $100,001-$500,000.



NEW ECONOMY FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 DR. BERNARD SHINKEL                               TOTAL ASSETS
 Registered Investment Companies             1 fund/$10,736,757
 Other Pooled Investment Vehicles                          None
 Other Accounts                       285 accounts/$170,000,000
Dollar value range of shares owned in the Fund: $100,001-$500,000.



ROTATING MARKETS FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 PAUL KOSCIK                                       TOTAL ASSETS
 Registered Investment Companies            2 funds/$41,775,040
 Other Pooled Investment Vehicles                          None
 Other Accounts                       209 accounts/$341,477,406
Dollar value range of Shares owned in the Fund: $10,001-$50,000.



SITUS SMALL CAP FUND

                                        TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                  ACCOUNTS MANAGED/
 B. RANDOLPH BATEMAN                             TOTAL ASSETS
 Registered Investment Companies         3 funds/$173,104,502
 Other Pooled Investment Vehicles                        None
 Other Accounts                       10 accounts/$28 million
Dollar value range of Shares owned in the Fund: none.

FIXED INCOME SECURITIES FUND

                                         TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/
 KIRK MENTZER                                     TOTAL ASSETS
 Registered Investment Companies          2 funds/$165,101,535
 Other Pooled Investment Vehicles                         None
 Other Accounts                       28 accounts/$495,000,000
Dollar value range of Shares owned in the Fund: none.



INTERMEDIATE GOVERNMENT INCOME FUND

                                           TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                     ACCOUNTS MANAGED/
 WILLIAM G. DOUGHTY                                 TOTAL ASSETS
 Registered Investment Companies          5 funds/$1,587,493,985
 Other Pooled Investment Vehicles          1 account/$10,321,230
 Other Accounts                       47 accounts/$1,355,899,805
Dollar value range of shares owned in the Fund: none.



MICHIGAN TAX FREE FUND
                                        TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                  ACCOUNTS MANAGED/
 KATHY STYLAREK                                  TOTAL ASSETS
 Registered Investment Companies         3 funds/$265,982,253
 Other Pooled Investment Vehicles                        None
 Other Accounts                       26 Accounts/$96,353,046
Dollar value range of shares owned in the Fund: none.


MORTGAGE SECURITIES FUND

                                           TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                     ACCOUNTS MANAGED/
 WILLIAM G. DOUGHTY                                 TOTAL ASSETS
 Registered Investment Companies          5 funds/$1,614,132,597
 Other Pooled Investment Vehicles          1 account/$10,321,230
 Other Accounts                       47 accounts/$1,355,899,805
Dollar value range of shares owned in the Fund: none.

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 GUSTAVE J. SEASONGOOD                             TOTAL ASSETS
 Registered Investment Companies              1 fund/$3,210,081
 Other Pooled Investment Vehicles                          None
 Other Accounts                       300 accounts/$395,208,629
Dollar value range of shares owned in the Fund: none.



OHIO TAX FREE FUND

                                        TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                  ACCOUNTS MANAGED/
 KATHY STYLAREK                                  TOTAL ASSETS
 Registered Investment Companies         3 funds/$243,315,888
 Other Pooled Investment Vehicles                        None
 Other Accounts                       26 Accounts/$96,353,046
Dollar value range of shares owned in the Fund: none.



SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                                           TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                     ACCOUNTS MANAGED/
 WILLIAM G. DOUGHTY                                 TOTAL ASSETS
 Registered Investment Companies          5 funds/$1,576,223,148
 Other Pooled Investment Vehicles             1 fund/$10,321,230
 Other Accounts                       47 accounts/$1,355,899,805
Dollar value range of shares owned in the Fund: $10,001-$50,000.



MR. BATEMAN is paid a fixed base salary and is eligible for a cash bonus. Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually. The bonus amount is measured by the following overall components: the performance of the Advisor's parent corporation (up to 30% based on corporate earnings per share, and up to 10% based on corporate efficiency ratio), and individual performance (up to 50% based on meeting pre-established yearly goals jointly determined by him and his manager, and up to 10% at the discretion of his manager). Goals vary, but generally involve specific and general goals, such as fund and private account asset growth; growth of the Bank's Private Financial Group of which he is a manager; consistency of manager performance; performance against one or more pre-selected benchmarks, depending on the types of funds and private accounts for which he will have management responsibility. Mr. Bateman is eligible for annual awards of options on the Bank's holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company. Mr. Bateman is eligible, but has not elected, to participate in a deferred compensation program.

MESSRS. MENTZER AND ROWANE are paid fixed base salaries and are eligible for cash incentives. Base salary is determined and reviewed annually based on competition in the trust and investment management market. The cash incentive is part of the Private Financial Group (PFG) Trust Incentive Plan (TIP). The TIP has a monthly and quarterly award component.
   {circle}The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business. Mr. Rowane also receives a smaller percentage on fees generated in future years.
   {circle}The quarterly award is a maximum percentage of the portfolio manager's quarterly base salary, and is determined on whether he met 3 pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows: 25% on the PFG division performance; 50% on the portfolio manager's assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance. The payout on the last two components of the plan will be increased by a maximum of 10% if the portfolio manager outperforms the plans, but will be decreased by one-third increments to zero if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

Messrs. Mentzer and Rowane are eligible for awards of options on the Bank's holding company stock, the amount of which is recommended by their manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company.

MS. CHEUNG, MR. CWIKLINSKI, MR. DOUGHTY, MR. GIBBONEY, MR. HARDY, MR. KOSCIK, MS. MATLOCK, MR. SEASONGOOD, DR. SHINKEL and MS. STYLAREK are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager's experience and performance, and is reviewed annually.

Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are each eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.



Quarterly, if the Funds' assets collectively grow at least 3.0% over the previous calendar quarter as a result of new portfolio placements, retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the annualized incremental advisory fees for the quarter. Assets derived from employee benefit accounts and irrevocable trusts and performance of all money market funds do not count toward asset growth for purposes of this bonus. Further, beginning January 1, 2005, assets in Florida Tax Free Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund do not count toward asset growth for purposes of this bonus. Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are eligible to receive equal shares of 75% of this pool along with others eligible for this incentive. The remaining 25% of this pool is distributed at the Advisor's Chief Investment Officer's total discretion based on his assessment of the following criteria:
(1) use of the Funds in individual investment accounts, (2) development of publicity of the Funds, (3) coordination of relationships with the brokers who sell the Funds and (4) excellence in trading and placement within the Funds.



Ms. Cheung, Mr. Cwiklinski, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Dr. Shinkel are each responsible for researching and making buy, hold and sell recommendations for individually- assigned industries. Based on the Advisor's Chief Investment Officer's and the Director of Research's assessment, and at their discretion, each of these portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst. Each portfolio manager's performance in this regard is assessed quarterly by the Advisor's Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager's recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.



As noted above, Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are the portfolio managers for other accounts in addition to the portfolios of the Funds they manage. Each such account is assigned a "Category" (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor's "Tactical Asset Allocation Model" as compared to the objective of the account. At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review. Of these 50 accounts, the portfolio manager's manager and the Advisor's Chief Investment Officer jointly select ten accounts to review for adherence to the Category's defined ranges and targets. Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his or her quarterly base salary if 60% of the selected accounts exceed the Advisor's Category benchmark. In addition, these 50 accounts are monitored for retention. If all of a portfolio manager's 50 accounts remain with the Advisor for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.



Quarterly, if the Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index, and the Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Gibboney's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Gibboney on a quarterly basis.

Quarterly, if the Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index, and the Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Cheung's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Cheung on a quarterly basis.

Quarterly, if the Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/ Citigroup Value Index, and the Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Cwiklinski's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Income Equity Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Cwiklinski on a quarterly basis.

Quarterly, if the Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/ Citigroup Value Index, and the Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Hardy's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Income Equity Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Hardy on a quarterly basis.

Quarterly, if the International Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the MSCI-EAFE Index, and the International Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Matlock's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the International Equity Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Matlock on a quarterly basis.

Quarterly, if the Michigan Tax Free Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers 7-Year Municipal Bond Index, and the Michigan Tax Free Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Stylarek's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Michigan Tax Free Fund's 3% minimum asset growth threshold is met. Quarterly, if the Ohio Tax Free Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers 7-Year Municipal Bond Index, and the Ohio Tax Free Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Stylarek's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Ohio Tax Free Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of these bonuses. These pools, if funded, are distributed directly to Ms. Stylarek on a quarterly basis.

Quarterly, if the Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Mortgage Backed Securities Index, and the Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Mortgage Securities Fund's 3% minimum asset growth threshold is met. Quarterly, if the Intermediate Government Income Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Intermediate Government/Credit Index, and the Intermediate Government Income Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Intermediate Government Income Fund's 3% minimum asset growth threshold is met. Quarterly, if the Short/Intermediate Fixed Income Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Merrill Lynch 1-5 Year U.S. Corporate/Government Credit Index, and the Short/Intermediate Fixed Income Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Short/Intermediate Fixed Income Securities Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of these bonus. These pools, if funded, are distributed directly to Mr. Doughty on a quarterly basis.

Quarterly, if the Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Mortgage Backed Securities Index, and the Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Seasongood's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Mortgage Securities Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Seasongood on a quarterly basis.

Quarterly, if the New Economy Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Russell 3000 Index, and the New Economy Fund's assets grow at least 3.0% over the previous calendar quarter under Dr. Shinkel's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the New Economy Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Dr. Shinkel on a quarterly basis.

Quarterly, if the Rotating Markets Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 Index, and the Rotating Markets Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Koscik's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Rotating Markets Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Koscik on a quarterly basis.

Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are each eligible for an annual award of options on the Bank's holding company stock, the amount of which is recommended by the portfolio manager's manager and approved by the Chief Executive Officer and Compensation Committee of the holding company.

DR. LAFFER and MR. LAFFER are each paid a fixed base salary and a variable annual cash bonus. As co-owners of the Sub-Advisor, both the base salary and annual cash bonus are entirely within their mutual discretion, and are negotiated between them based on the Sub-Advisor's profitability and success. Consideration is given to several factors in making these subjective, discretionary determinations, as follows: performance of investment products under the portfolio manager's management, long term contribution to accounts under his discretion, long term contribution to the Sub-Advisor's investment committee, and contribution to the development and profitability of the Sub-Advisor.

ADVISOR CONFLICTS OF INTEREST

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager's management of a Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. All individual trust accounts are reviewed at least annually to assure that investment decisions are consistent with the stated objectives and investment strategy of the trust, with legal and regulatory limitations, and with the current fundamental strategy of the Advisor.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with the Advisor's Code of Ethics. Finally, the Advisor has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

SUB-ADVISOR CONFLICTS OF INTEREST

As indicated above, portfolio managers at Laffer may manage different accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., private funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers at Laffer make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Laffer does not track the time a portfolio manager spends on a single portfolio, Laffer does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. Laffer seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Laffer may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager may vary.

Conflicts of interest may arise where some accounts managed by a particular portfolio manager may have higher fees than the fees paid by other accounts or where a certain accounts pays performance based fees while another does not. Because a portfolio manager's compensation may be affected by revenues earned by Laffer, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.
In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. Laffer may aggregate multiple trade orders for a single security in several accounts into a singlet trade order, absent specific client directions to the contrary. When a decision is made to aggregate transaction on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

Laffer has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Laffer monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with Laffer's Code of Ethics. Furthermore, Laffer's President periodically reviews the performance of all portfolio managers.

GLASS-STEAGALL ACT

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Advisor and the Sub-Advisor believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreements and the Sub-Advisory Agreement and described in the Prospectuses and this SAI and has so represented in the Investment Advisory Agreements and the Sub-Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Advisor, or the Sub-Advisor, the Trustees would review the Trust's relationship with the Advisor and the Sub-Advisor and consider taking all action necessary in the circumstances.

Should further legislative, judicial or administrative action prohibit or restrict the activities of the Advisor, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its NAV per Share or result in financial losses to any customer.


                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under rule 206(4)-6 of the Investment Advisors Act of 1940 (the "Act"), it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Funds' portfolios. The Advisor's proxy voting policies and procedures which will be effective September 6, 2006, are set forth below, and shall govern its voting of such proxies. The Advisor's previous proxy voting policies and procedures were not materially different.

PROXY VOTING POLICIES

It is the policy of Huntington Asset Advisors ("HAA") to vote proxies in the best interest of the shareholders of the Huntington Funds (the "Funds"). HAA will employ an independent third party (currently Institutional Shareholder Services ("ISS")) to (i) research all proxies for which HAA has authority to vote (except, as described below, for proxy votes which pertain to the Funds),
(ii) to recommend a vote according to the guidelines published by the independent third party and according the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party, unless the Special Proxy Voting Committee overrides the recommendation of the independent third party. Proxy voting matters which pertain to the Funds for which a vote has already been cast by the Board of Trustees of the Funds, will be cast according to the vote of the independent Trustees of the Board of Trustees of the Funds.

The President of HAA will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with: (i) HAA's fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

HAA may refer, to the Special Proxy  Voting Committee, any proxy vote that would
be   impractical  or  inappropriate  to  resolve   by   following   the   voting
recommendation of the independent third party vote.

I.    COMMITTEES

1.  Proxy Review Committee
   a. The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with (i) HAA's fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.
   b. The Proxy Review Committee will report, to the President of HAA, on a quarterly basis the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to HAA immediately.
   c. The Proxy Review Committee will provide the Special Proxy Voting Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.
   d. The  President of HAA  will  appoint  the  members  of  the  Proxy  Review
      Committee.

2.  Special Proxy Voting Committee

   a. The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds' investment adviser, HAA.
   b. The Special Proxy Voting Committee shall be composed  exclusively  of  the
   independent Trustees of the Board   of Trustees of the Funds.
   c. The Special Proxy Voting Committee will conduct its activities according to the Special Proxy Voting
   Committee Charter.

II.   CONFLICTS OF INTEREST

HAA will ensure that proxy votes are voted in the Funds' best interest and are not affected by HAA's conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party's pre-determined proxy voting policy and therefore will involve little discretion on the part of HAA. For proxy votes for which HAA overrides the recommendation of the independent third party, HAA will grant voting authority to the Special Proxy Voting Committee.

GUIDELINES

HAA has adopted ISS's proxy voting guidelines, as they may be amended by ISS from time to time, to further the interest of the Funds' shareholders with respect to proxy voting matters. A current summary of the pre-determined proxy voting guidelines adopted by ISS can be found at www.issproxy.com. The Proxy Review Committee will review the ISS proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to HAA's Investment Policy Committee and the Chief Compliance Officer of the Funds.


III.  RECORDKEEPING

In accordance with Rule 204-2, as amended, HAA must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by HAA that were material to making a decision how to vote, or that memorialized the basis for the decision. HAA may rely on proxy statements filed on the SEC's EDGAR system (instead of keeping its own copies), and may rely on proxy statements and records of its votes cast that are maintained with an independent third party such as ISS, provided that HAA obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available through The Huntington Funds' website. Go to www.huntingtonfunds.com; select "Fund Shareholders;" then use the link to "Proxy Voting Record" and select a Fund. Form N-PX filings are also available at the SEC's website at www.sec.gov.



                         PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Funds' portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are Lipper and Morningstar, who receive a full portfolio holdings listing each month. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. The Advisor also discloses nonpublic portfolio holdings information of the Funds no less often than monthly to Citigroup Global Markets Inc., KeyBanc Capital Markets (McDonald Inc.), RBC Dain Rauscher Inc., Mesirow Financial Inc., Advest, Inc. so that they can provide the Advisor with portfolio and trading analysis and comparative information based on proprietary modeling software to assist the Advisor in its investment management process.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Advisor's Chief Compliance Officer and the authorization of the Funds' Chief Executive Officer or Chief Financial Officer. Approval to furnish nonpublic portfolio holdings information to a third party will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by a Fund, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Trustees receive and review periodically and at least annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

PORTFOLIO TRANSACTIONS

The Advisor may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment advisor on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Huntington Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor 's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

On December 31, 2005, certain Funds owned securities of the following regular broker/dealers:

------------------------------------------------------------------
|FUND                 | SECURITY TYPE |   SECURITY    | HOLDINGS |
------------------------------------------------------------------
|Dividend Capture Fund|Preferred Stock|Lehman Brothers|$1,575,000|
------------------------------------------------------------------
|Dividend Capture Fund|Preferred Stock|Citigroup, Inc.| $756,600 |
------------------------------------------------------------------
|Income Equity Fund   |Common Stock   |Citigroup, Inc.|$8,235,541|
------------------------------------------------------------------
|Macro 100 Fund       |Common Stock   |Lehman Brothers| $294,791 |
------------------------------------------------------------------
|Fixed Income Fund    |Corporate Bond |Lehman Brothers|$3,123,012|
------------------------------------------------------------------

                                 CODE OF ETHICS

Each of the Trust, the Advisor, the Sub-Advisor and the Distributor maintain Codes of Ethics which permit Fund Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest. Although they do permit these people to trade in securities, including those that the Trust could buy, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.


ADMINISTRATOR

Huntington Bank provides administrative personnel and services necessary to operate the Funds. Huntington Bank provides these at the following annual rate:

------------------------------------------------------------------
|MAXIMUM ADMINISTRATIVE FEE|AVERAGE DAILY NET ASSETS OF THE FUNDS|
------------------------------------------------------------------
|        .135 of 1%        |  on the first $4 billion            |
------------------------------------------------------------------
|        .125 of 1%        |  on the next $3 billion             |
------------------------------------------------------------------
|        .115 of 1%        |  on assets in excess of $7 billion  |
------------------------------------------------------------------

There is no minimum annual fee per Fund or class of Shares.

SUB-ADMINISTRATOR

Federated Services Company, a subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds, assisting with the provision of administrative services (including certain legal services) necessary to operate the Funds. Federated Services Company receives a fee from the Huntington Bank at the following annual rate of the average daily net assets of the Funds.

----------------------------------------------------------------------
|MAXIMUM SUB-ADMINISTRATIVE FEE|AVERAGE DAILY NET ASSETS OF THE FUNDS|
----------------------------------------------------------------------
|             .05%             |        on the first $3 billion      |
----------------------------------------------------------------------
|             .04%             |        on the next $2 billion       |
----------------------------------------------------------------------
|             .03%             |   on assets in excess of $5 billion |
----------------------------------------------------------------------


There is a minimum annual fee per Fund of $50,000.

FINANCIAL ADMINISTRATOR

Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds. For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of Shares of any Fund having more than one class of Shares.

ADMINISTRATIVE SERVICES AGREEMENT

The Trust has entered into an Administrative Services Agreement with Huntington Bank pursuant to which Huntington Bank will perform certain shareholder support services with respect to the Trust Shares and Investment A Shares of each of the Funds. Such shareholder support services may include, but are not limited to,
(i) establishing and maintaining shareholder accounts and records pertaining to such accounts; (ii) processing dividend and distribution payments from the Funds on behalf of shareholders; (iii) providing periodic shareholder account statements of holdings in each of the Funds and integrating such information with holdings maintained in other accounts serviced by Huntington Bank; (iv) arranging for bank wires; (v) responding to shareholder inquiries regarding services performed; (vi) responding to shareholder inquiries regarding their investments; (vii) providing sub-accounting with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other sub-accounting requested by the Trust; (viii) where required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and other tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders; (x) assisting in processing changes in shareholder dividend options, account designations and addresses of record; (xi) processing shareholder participation in systematic investment and systematic withdrawal programs; and (xii) such other similar services as the Trust may reasonably request to the extent permitted under applicable laws.

In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily NAV of such Shares of each Fund.

The Administrative Services Agreement became effective on November 1, 2004 and will continue through October 31, 2006 ("Initial Term"). Thereafter, the agreement will automatically renew for successive 12-month terms (a "Renewal Term") unless Huntington Bank receives written notice of termination from the Funds no less than 90 days prior to the expiration of the Initial Term or a Renewal Term. The termination date for all original or after-added Funds that are, or become, covered under this Agreement shall be coterminous.

EXPENSES

The  Trust's  service  providers  bear  all  expenses  in  connection  with  the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of the Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing Prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders and Trustee reports and meetings and any extraordinary expenses.

DISTRIBUTOR

The Funds' Distributor, Edgewood Services, Inc., (Distributor) offers Shares on a continuous, best-efforts basis and markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor, may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to financial intermediaries for sales and/or administrative services. Any payments to financial intermediaries in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.

RULE 12B-1 PLAN (INVESTMENT A AND INVESTMENT B SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Investment A and Investment B Shares of the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to Investment A and Investment B Shares. The Rule 12b-1 Plan is expected to benefit the Funds in a number of ways. For example, it is anticipated that the Plan will help the Funds attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor and their affiliates may benefit from arrangements where the Rule 12b-1 Plan fees related to Investment B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

SHAREHOLDER SERVICES

The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that a Fund may pay to financial intermediaries, the Distributor, the Advisor and their affiliates may pay out of their own resources and reasonable profits amounts (including items of material value) to certain financial intermediaries. While National Association of Securities Dealers (NASD) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and its affiliates may pay out of their own resources and reasonable profits. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to a financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Distributor, the Advisor and their affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS

The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.
For the fiscal year ended December 31, 2005, the Funds named below paid the following fees pursuant to the Distribution Plan for Investment A and Investment B Shares:

FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER     FLORIDA TAX-    MONEY MARKET FUND     OHIO MUNICIPAL MONEY    U.S. TREASURY MONEY
31, 2005                                        FREE MONEY FUND                            MARKET FUND             MARKET FUND
                                                         A SHARES   A SHARES   B             A SHARES               A SHARES
                                                                             SHARES
12b-1 Fees Paid                                           $18,100   $555,508  $552           $234,045               $125,833
(12b-1 Fees Waived)                                        $ --       $ --   $(443)            $ --                   $ --


FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31,     DIVIDEND CAPTURE  GROWTH FUND  INCOME EQUITY    INTERNATIONAL EQUITY
2005                                                       FUND                          FUND                FUND
                                        A SHARES         B SHARES     A       B    A SHARES    B     A SHARES    B SHARES
                                                                   SHARES  SHARES           SHARES
12b-1 Fees Paid                         $22,817          $131,561  $26,939 $47,120 $14,924  $63,990   $3,778      $7,206


FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31,       MACRO 100 FUND     MID CORP AMERICA     NEW ECONOMY    ROTATING MARKETS
2005                                                                            FUND              FUND              FUND
                                                        A       B      A SHARES      B SHARES       A     B SHARES    A SHARES
                                                     SHARES  SHARES                              SHARES
12b-1 Fees Paid                                      $3,584  $9,380     $9,695        $58,621    $7,685    $21,866     $4,336

FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31,   SITUS SMALL       FIXED INCOME       INTERMEDIATE GOVERNMENT   MICHIGAN TAX-FREE
2005                                                 CAP FUND      SECURITIES FUND            INCOME FUND                FUND
                                                    A       B     A SHARES  B SHARES      A SHARES        B SHARES       A      B
                                                  SHARES SHARES                                                       SHARES  SHARES
12b-1 Fees Paid                                   $7,438 $16,560   $4,671    $23,527       $9,754          $3,897     $13,141 $5,223

FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31,        MORTGAGE       OHIO TAX-FREE   SHORT/INTERMEDIATE FIXED INCOME SECURITIES
2005                                                SECURITIES FUND        FUND                           FUND
                                                   A SHARES  B SHARES    A       B                      A SHARES
                                                                      SHARES  SHARES
12b-1 Fees Paid                                     $3,745    $4,841  $10,010 $12,257                    $9,583

CUSTODIANS

For each of the Funds, except the International Equity Fund, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington Bank is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

State Street Bank and Trust Company, Quincy, MA, is the custodian for the International Equity Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

The Bank of New York is sub-custodian of the Situs Small Cap Fund's foreign assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Unified Fund Services, Inc., Indianapolis, IN, serves as the transfer agent and dividend disbursing agent for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP is the independent registered public accounting firm for the Trust.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, DC 20006, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.

                      FEES PAID BY THE FUNDS FOR SERVICES*

                                    FLORIDA TAX-FREE MONEY           MONEY MARKET FUND                   OHIO MUNICIPAL
                                             FUND                                                      MONEY MARKET FUND
                                     FOR THE FISCAL YEARS        FOR THE FISCAL YEARS ENDED        FOR THE FISCAL YEARS ENDED
                                            ENDED                       DECEMBER 31,                      DECEMBER 31,
                                         DECEMBER 31,
                                     2005    2004    2003      2005       2004         2003        2005     2004       2003
ADVISORY FEE PAID                  $81,776  $77,954 $82,013 $1,967,432 $1,917,817 $2,085,173 $ - $503,770 $503,182 $513,449 $ -
ADVISORY FEE WAIVED                $ --     $185    $ --    $ --       $ --       -              $ --     $ --     -
ADMINISTRATIVE FEE PAID            $23,356  $19,963 $20,503 $588,743   $511,388   $550,553       $143,896 $128,477 $128,362
SUB-ADMINISTRATIVE FEE PAID
                                   $13,444  $15,116 $16,402 $338,685   $389,230   $440,431       $82,804  $97,955  $102,687
FINANCIAL ADMINISTRATION FEE PAID
                                   $19,849  $23,708 $25,099 $301,133   $313,234   $340,768       $74,433  $85,601  $88,780
FINANCIAL ADMINISTRATION FEE
WAIVED                             $11,232  $ --    $ --    $55,238    $ --       $ --           $27,275  $ --     $ --
BROKERAGE COMMISSIONS PAID
                                   $ --     $ --    $ --    $ --       $ --       $ --           $ --     $ --     $ --

                                            U.S. TREASURY              DIVIDEND CAPTURE FUND                GROWTH FUND
                                          MONEY MARKET FUND
                                     FOR THE FISCAL YEARS ENDED      FOR THE FISCAL YEARS ENDED      FOR THE FISCAL YEARS ENDED
                                            DECEMBER 31,                    DECEMBER 31,                    DECEMBER 31,
                                     2005      2004       2003         2005      2004     2003      2005       2004        2003
ADVISORY FEE PAID                 $1,093,957 $995,322 $1,156,917  $ $892,153   $657,432 $371,214 $1,588,019 $1,582,723 $1,340,304$
ADVISORY FEE WAIVED               $ --       $ --     --            $ --       $ --     $ --     $ --       $ --       --
ADMINISTRATIVE FEE PAID           $468,844   $381,044 $433,841      $101,962   $67,471  $37,122  $226,821   $202,335   $167,537
SUB-ADMINISTRATIVE FEE PAID
                                  $269,585   $290,792 $347,064      $58,629    $50,866  $29,697  $130,490   $153,776   $134,027
FINANCIAL ADMINISTRATION FEE PAID
                                  $238,796   $218,555 $259,675      $60,993    $61,255  $44,408  $126,589   $134,837   $116,317
FINANCIAL ADMINISTRATION FEE
WAIVED                            $27,898    $ --     $ --          $19,124    $ --     $ --     $19,289    $ --       $ --
BROKERAGE COMMISSIONS PAID
                                  $ --       $ --     $ --          $494,411   $303,488 $249,188 $138,206   $82,963    $71,237
                                                                    (1)

                                             INCOME EQUITY FUND             INTERNATIONAL EQUITY FUND          MACRO 100 FUND
                                         FOR THE FISCAL YEARS ENDED         FOR THE FISCAL YEARS ENDED   FOR THE FISCAL YEARS ENDED
                                                DECEMBER 31,                       DECEMBER 31,                 DECEMBER 31,
                                       2005       2004         2003          2005       2004      2003      2005    2004 (2)  2003
ADVISORY FEE PAID                   $1,301,982 $1,279,831 $1,172,802 $ -- $1,588,742 $1,063,417 $631,826 $187,318   $71,934   $ --
ADVISORY FEE WAIVED                 $ --       $ --                       $ --       $ --       $ --     $ --       $ --      $ --
ADMINISTRATIVE FEE PAID             $185,965   $163,638   $146,600        $136,165   $81,869    $47,387  $21,409    $7,510    $ --
SUB-ADMINISTRATIVE FEE PAID
                                    $106,986   $124,322   $117,277        $78,319    $61,962    $37,909  $12,309    $5,438    $ --
FINANCIAL ADMINISTRATION FEE PAID
                                    $107,255   $113,336   $104,655        $92,478    $67,361    $49,336  $31,291    $18,501   $ --
FINANCIAL ADMINISTRATION FEE WAIVED
                                    $10,784    $ --       $ --            $1,239     $ --       $ --     $300       $ --      $ --
BROKERAGE COMMISSIONS PAID
                                    $488,146   $394,913   $577,987        $214,403   $220,999   $199,678 $17,460    $10,559   $ --

--------------------------------------------------------------------
|                                   |    MID CORP AMERICA FUND     |
                                    --------------------------------
|                                   |  FOR THE FISCAL YEARS ENDED  |
|                                   |         DECEMBER 31,         |
                                    --------------------------------
|                                   |   2005   |   2004   |  2003  |
--------------------------------------------------------------------
|ADVISORY FEE PAID                  |$1,144,461|$1,072,470|$843,098|
|ADVISORY FEE WAIVED                |$ --      |$ --      |$ --    |
--------------------------------------------------------------------
|ADMINISTRATIVE FEE PAID            |$130,781  |$109,654  |$84,310 |
--------------------------------------------------------------------
|SUB-ADMINISTRATIVE FEE PAID        |$75,226   |$83,389   |$67,446 |
--------------------------------------------------------------------
|FINANCIAL ADMINISTRATION FEE PAID  |$82,912   |$86,837   |$75,639 |
--------------------------------------------------------------------
|FINANCIAL ADMINISTRATION FEE WAIVED|          |          |        |
|                                   |$7,980    |$ --      |$ --    |
--------------------------------------------------------------------
|BROKERAGE COMMISSIONS PAID         |$42,191   |$41,855   |$137,334|
--------------------------------------------------------------------

                                             NEW ECONOMY FUND              ROTATING MARKETS FUND           SITUS SMALL CAP FUND
                                        FOR THE FISCAL YEARS ENDED       FOR THE FISCAL YEARS ENDED     FOR THE FISCAL YEARS ENDED
                                               DECEMBER 31,                     DECEMBER 31,                   DECEMBER 31,
                                        2005       2004       2003       2005     2004       2003       2005     2004       2003
ADVISORY FEE PAID                   $642,344     $423,443 $269,123$ -- $137,603 $109,353 $86,817      $547,117 $327,692 $159,033$ --
ADVISORY FEE WAIVED                 $ --         $ --                  $--      $ --     $ --         $ --     $ --
ADMINISTRATIVE FEE PAID             $64,772      $38,352  $23,746      $23,587  $16,811  $13,023      $62,520  $33,736  $15,903
SUB-ADMINISTRATIVE FEE PAID
                                    $37,250      $28,900  $18,996      $13,566  $12,715  $10,418      $35,963  $25,248  $12,722
FINANCIAL ADMINISTRATION FEE PAID
                                    $53,810      $47,884  $40,919      $22,048  $21,017  $18,728      $53,405  $40,007  $29,520
FINANCIAL ADMINISTRATION FEE WAIVED
                                    $2,811       $ --     $ --         $1,252   $ --     $ --         $1,156   $ --     $ --
BROKERAGE COMMISSIONS PAID
                                    $213,654 (1) $49,589  $110,055     $32,281  $45,437  $67,730      $56,703  $58,483  $44,069
                                       FIXED INCOME SECURITIES FUND       INTERMEDIATE GOVERNMENT         MICHIGAN TAX-FREE FUND
                                                                                INCOME FUND
                                        FOR THE FISCAL YEARS ENDED       FOR THE FISCAL YEARS ENDED     FOR THE FISCAL YEARS ENDED
                                               DECEMBER 31,                     DECEMBER 31,                   DECEMBER 31,
                                        2005       2004       2003       2005     2004       2003       2005     2004       2003
ADVISORY FEE PAID                   $846,510     $844,559 $809,427     $523,959 $446,329 $461,580$ -- $156,726 $151,691 $137,895$ --
ADVISORY FEE WAIVED                 $ --         $ --     $ --         $ --     $ --                  $ --     $ --
ADMINISTRATIVE FEE PAID             $145,086     $129,498 $121,415     $89,822  $68,499  $69,237      $26,863  $23,277  $20,684
SUB-ADMINISTRATIVE FEE PAID
                                    $83,477      $98,531  $97,129      $51,650  $52,009  $55,388      $15,454  $17,679  $16,547
FINANCIAL ADMINISTRATION FEE PAID
                                    $100,528     $104,965 $99,943      $71,604  $64,329  $61,278      $48,721  $48,673  $38,845
FINANCIAL ADMINISTRATION FEE WAIVED
                                    $5,800       $ --     $ --         $7,800   $ --     $ --         $7,790   $ --     $ --
BROKERAGE COMMISSIONS PAID
                                    $6,490       $2,320   $ --         $ --     $ --     $ --         $ --     $ --     $ --
                                         MORTGAGE SECURITIES FUND            OHIO TAX-FREE FUND          SHORT/INTERMEDIATE FIXED
                                                                                                          INCOME SECURITIES FUND
                                        FOR THE FISCAL YEARS ENDED       FOR THE FISCAL YEARS ENDED     FOR THE FISCAL YEARS ENDED
                                               DECEMBER 31,                     DECEMBER 31,                   DECEMBER 31,
                                        2005       2004       2003       2005     2004       2003       2005     2004       2003
ADVISORY FEE PAID                   $383,620     $275,762 $243,875$ -- $279,729 $317,947 $298,539$ -- $717,267 $807,436 $730,746$ --
ADVISORY FEE WAIVED                 $ --         $ --                  $ --     $ --                  $ --     $$ --
ADMINISTRATIVE FEE PAID             $65,768      $42,435  $36,581      $47,940  $48,680  $44,781      $122,918 $123,716 $109,612
SUB-ADMINISTRATIVE FEE PAID         $37,812      $32,020  $29,264      $27,588  $37,166  $35,824      $70,749  $94,290  $87,688
FINANCIAL ADMINISTRATION FEE PAID
                                    $60,524      $48,290  $41,283      $64,545  $69,741  $60,076      $78,455  $91,033  $78,676
FINANCIAL ADMINISTRATION FEE WAIVED
                                    $2,659       $ --     $ --         $6,554   $ --     $ --         $5,100   $ --     $ --
BROKERAGE COMMISSIONS PAID
                                    $5,353       $8,810   $7,713       $188     $ --     $513         $ --     $ --     $ --

(1) The brokerage commissions paid on these Funds increased in 2003 as a direct result of an increase in assets in the portfolios.
(2)  The Macro 100 Fund commenced operations on April 30, 2004.

PRINCIPAL HOLDERS OF SECURITIES

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. The Advisor is a wholly owned subsidiary of Huntington Bank. Huntington Bank, a national banking association, is an indirect wholly-owned subsidiary of HBI, a bank holding company organized under the laws of Ohio. By virtue of Huntington's affiliation with Huntington Bank, Huntington may be deemed to control the Funds.
                     5% OR MORE OWNERS AS OF APRIL 3, 2006

                         FUND                                         SHAREHOLDER NAME  SHARES OWNED PERCENTAGE OWNED
                     SHARE CLASS                                               ADDRESS
Florida Tax-Free Money Fund - Investment A Shares                          Carey & Co. 10,661,609.14           97.74%
                                                                          Columbus, OH
Florida Tax-Free Money Fund - Trust Shares                                 Carey & Co. 20,702,181.99             100%
                                                                          Columbus, OH
Money Market Fund - Investment A Shares                                    Carey & Co. 131,498,727.8           55.04%
                                                                          Columbus, OH
                                                       National Financial Services LLC 89,973,398.79           37.66%
                                                                          New York, NY
                                                           Unified Fund Services, Inc. 11,641,991.12            4.87%
                                                                      Indianapolis, IN
Money Market Fund - Investment B Shares                National Financial Services LLC    57,226.217           97.46%
                                                                          New York, NY
Money Market Fund - Trust Shares                                           Carey & Co. 504,159,825.3           99.58%
                                                                          Columbus, OH
Money Market Fund - Interfund Shares                                       Carey & Co. 34,709,602.73             100%
                                                                          Columbus, OH
Ohio Municipal Money Market Fund - Investment A Shares National Financial Services LLC  7,901,278.21            7.87%
                                                                          New York, NY
                                                                           Carey & Co. 77,879,377.86           77.56%
                                                                          Columbus, OH
                                                                         M P Asset Co.     7,970,000            7.94%
                                                                             Akron, OH
Ohio Municipal Money Market Fund - Trust Shares                            Carey & Co. 66,737,707.88           99.63%
                                                                          Columbus, OH
U.S. Treasury Money Market Fund - Investment A Shares  National Financial Services LLC 54,512,515.55           63.28%
                                                                          New York, NY
                                                                           Carey & Co. 30,018,311.91           34.85%
                                                                          Columbus, OH
U.S. Treasury Money Market Fund - Trust Shares                             Carey & Co. 483,835,621.2           99.96%
                                                                          Columbus, OH
Dividend Capture - Investment A Shares                 National Financial Services LLC   886,958.346           97.27%
                                                                          New York, NY
                         FUND                                         SHAREHOLDER NAME  SHARES OWNED PERCENTAGE OWNED
                     SHARE CLASS                                               ADDRESS
Dividend Capture - Investment B Shares                 National Financial Services LLC 1,587,298.847           98.76%
                                                                          New York, NY
Dividend Capture - Trust Shares                                                   FMCO   757,038.251            8.63%
                                                                          Columbus, OH
                                                                           Carey & Co.  8,002,177.13           91.25%
                                                                          Columbus, OH
Growth Fund - Investment A Shares                      National Financial Services LLC   106,772.293           41.28%
                                                                          New York, NY
Growth Fund - Investment B Shares                      National Financial Services LLC   155,041.924           99.02%
                                                                          New York, NY
Growth Fund - Trust Shares                                                        FMCO    335,438.95            5.76%
                                                                          Columbus, OH
                                                                           Carey & Co.  5,237,800.49           89.89%
                                                                          Columbus, OH
Income Equity Fund - Investment A Shares               National Financial Services LLC   169,871.248           86.84%
                                                                          New York, NY
Income Equity Fund - Investment B Shares               National Financial Services LLC   263,058.201           98.78%
                                                                          New York, NY
Income Equity Fund - Trust Shares                                          Carey & Co.  5,297,054.59           87.26%
                                                                          Columbus, OH
                                                                                  FMCO   355,534.229            5.86%
                                                                          Columbus, OH
International Equity Fund - Investment A Shares                                   FMCO    50,812.707           18.93%
                                                                          Columbus, OH
                                                       National Financial Services LLC   186,589.524           69.51%
                                                                          New York, NY
                                                                           Carey & Co.    22,408.965            8.35%
                                                                          Columbus, OH
International Equity Fund - Investment B Shares        National Financial Services LLC    116,390.82             100%
                                                                          New York, NY
International Equity Fund - Trust Shares                                   Carey & Co. 15,629,303.61           90.76%
                                                                          Columbus, OH
Macro 100 Fund- Investment A Shares                    National Financial Services LLC   200,511.882           98.42%
                                                                          New York, NY
Macro 100 Fund- Investment B Shares                    National Financial Services LLC   142,506.076           99.15%
                                                                          New York, NY
Macro 100 Fund - Trust Shares                                              Carey & Co. 1,848,251.924           75.71%
                                                                          Columbus, OH
                                                             McDonald Investments Inc.   447,965.103           18.35%
                                                                          Brooklyn, OH
Mid Corp America Fund - Investment A Shares            National Financial Services LLC   273,875.643           86.94%
                                                                          New York, NY
                                                                           Carey & Co.    27,271.982            8.66%
                                                                          Columbus, OH
Mid Corp America Fund - Investment B Shares            National Financial Services LLC   542,584.513           98.69%
                                                                          New York, NY
Mid Corp America Fund - Trust Shares                                       Carey & Co. 8,721,357.756           92.94%
                                                                          Columbus, OH

                       FUND                                       SHAREHOLDER NAME  SHARES OWNED PERCENTAGE OWNED
                   SHARE CLASS                                             ADDRESS
New Economy Fund - Investment A Shares             National Financial Services LLC   342,547.522           80.76%
                                                                      New York, NY
                                                                              FMCO    72,198.696           17.02%
                                                                      Columbus, OH
New Economy Fund - Investment B Shares             National Financial Services LLC    230,135.08           99.38%
                                                                      New York, NY
New Economy Fund - Trust Shares                                        Carey & Co. 4,417,754.568           84.32%
                                                                      Columbus, OH
                                                                              FMCO   818,219.649           15.62%
                                                                      Columbus, OH
Rotating Markets Fund - Investment A Shares        National Financial Services LLC   146,971.306           80.53%
                                                                      New York, NY
                                                                              FMCO    31,208.027           17.10%
                                                                      Columbus, OH
Rotating Markets Fund - Trust Shares                                   Carey & Co. 2,467,762.519           93.46%
                                                                      Columbus, OH
                                                                              FMCO   172,607.006            6.54%
                                                                      Columbus, OH
Situs Small Cap Fund - Investment A Shares         National Financial Services LLC   271,114.561           77.77%
                                                                      New York, NY
                                                                              FMCO      62,766.3           18.00%
                                                                      Columbus, OH
Situs Small Cap Fund - Investment B Shares         National Financial Services LLC   154,803.235           98.70%
                                                                      New York, NY
Situs Small Cap Fund - Trust Shares                                    Carey & Co. 3,068,426.087           72.81%
                                                                      Columbus, OH
                                                                              FMCO   916,871.382           21.76%
                                                                      Columbus, OH
                                                                  Key Bank NA TTEE   218,742.163            5.19%
                                                                     Cleveland, OH
Fixed Income Securities Fund - Investment A Shares National Financial Services LLC    59,795.686           69.81%
                                                                      New York, NY
                                                                 William J. Umberg     8,311.495            9.70%
                                                                    Cincinnati, OH
Fixed Income Securities Fund - Investment B Shares National Financial Services LLC   143,289.823           98.45%
                                                                      New York, NY

                          FUND                                           SHAREHOLDER NAME  SHARES OWNED PERCENTAGE OWNED
                       SHARE CLASS                                                ADDRESS
Fixed Income Securities Fund - Trust Shares                                     SEI-Trust   748,508.919            9.11%
                                                                                 Oaks, PA
                                                                              Carey & Co.  6,936,309.95           84.43%
                                                                             Columbus, OH
                                                                                     FMCO   464,310.782            5.65%
                                                                             Columbus, OH
Intermediate Government Income Fund - Investment A Shares National Financial Services LLC    99,029.146           52.33%
                                                                             New York, NY
Intermediate Government Income Fund - Investment B Shares National Financial Services LLC    51,048.248             100%
                                                                             New York, NY
Intermediate Government Income Fund - Trust Shares                                   FMCO   642,768.195            6.06%
                                                                             Columbus, OH
                                                                              Carey & Co. 9,963,729.325           93.88%
                                                                             Columbus, OH
Michigan Tax-Free Fund - Investment A Shares                           Welland W. Sprague    49,552.031           10.83%
                                                                             Portland, MI
                                                          National Financial Services LLC    167,392.23           36.59%
                                                                             New York, NY
Michigan Tax-Free Fund - Investment B Shares              National Financial Services LLC    58,041.067             100%
                                                                             New York, NY
Michigan Tax-Free Fund - Trust Shares                                         Carey & Co. 1,915,904.577           96.20%
                                                                             Columbus, OH
Mortgage Securities Fund - Investment A Shares            National Financial Services LLC   146,800.776           76.93%
                                                                             New York, NY
Mortgage Securities Fund - Investment B Shares            National Financial Services LLC      78,143.5             100%
                                                                             New York, NY
Mortgage Securities Fund - Trust Shares                                       Carey & Co. 9,184,342.745           98.63%
                                                                             Columbus, OH
Ohio Tax-Free Fund - Investment A Shares                  National Financial Services LLC    54,197.442           54.42%
                                                                             New York, NY
                                                                              Carey & Co.     9,715.983            9.76%
                                                                             Columbus, OH
                                                                      John. W. Warbritton     8,548.031            8.58%
                                                                          Westerville, OH
                                                                      Ursula E. M. Umberg      9,450.34            9.49%
                                                                           Cincinnati, OH

                                FUND                                                 SHAREHOLDER NAME  SHARES OWNED PERCENTAGE OWNED
                             SHARE CLASS                                                      ADDRESS
Ohio Tax-Free Fund - Investment B Shares                              National Financial Services LLC    68,099.662             100%
                                                                                         New York, NY
Ohio Tax-Free Fund - Trust Shares                                                         Carey & Co. 2,190,013.677           95.71%
                                                                                         Columbus, OH
Short/Intermediate Fixed Income Securities Fund - Investment A Shares National Financial Services LLC    49,891.262           94.34%
                                                                                         New York, NY
Short/Intermediate Fixed Income Securities Fund - Trust Shares                            Carey & Co. 5,784,188.727           96.97%
                                                                                         Columbus, OH

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

SHAREHOLDER RIGHTS

The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established four classes of Shares, known as Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. Interfund Shares are offered only by the Money Market Fund. All of the Income Funds (except Short/Intermediate Fixed Income Securities Fund), the Equity Funds (except Rotating Markets Fund) and the Money Market Fund offer Investment B Shares.

Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares of a Fund are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees, and if the Trust (or a Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

All shareholders are entitled to one vote for each Share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class, or
(ii) only holders of Investment A Shares and/or Investment B Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, a Trustee may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, a Trustee may continue to hold office and may appoint successor Trustees.

Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding Investment A Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, OH 43215.

Shareholder inquiries regarding Investment B Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, OH 43215.

Shareholder inquiries regarding Trust Shares or Interfund Shares should be directed to Huntington, 41 South High Street, Columbus, OH 43215, Attn: Trust Services.

Additional Information on Purchases, Exchanges and Redemptions

Investment A Shares and Investment B Shares of each of the Funds may be purchased, exchanged or redeemed by contacting the Trust, The Huntington Investment Company or a Huntington Personal Banker.

Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks as well as similar customers of third party financial institutions. Individuals who receive Trust Shares as a result of a Trust distribution or similar transaction or by operation of law, will be permitted to retain such Shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

Interfund Shares are available only for purchase by the Huntington Equity Funds and the Huntington Income Funds and may be purchased, exchanged or redeemed by contacting the Trust.

Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder's permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.

OTHER PURCHASE INFORMATION

Purchases of all classes of Shares are made at NAV, plus (for Investment A Shares only) any applicable sales charge. All purchases, except for of Interfund Shares, are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Investment A Shares or Investment B Shares may not be by third party check, and any checks drawn from a bank located outside the U.S. will result in a delay in processing until the check has cleared.

If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional Shares and have dividends reinvested.

Payment in Kind. In addition to payment by check, Shares of a Fund may be purchased by customers of the Advisor in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253-0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose Shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review. Securities which have been accepted by a Fund must be delivered within five days following acceptance.

Securities accepted by a Fund are valued in the manner and on the days described in the section entitled "Determination of Net Asset Value" as of 4:00 p.m. (Eastern Time).

The value of the securities to be exchanged and of the Shares of the Fund may be higher or lower on the day Fund Shares are offered than on the date of receipt by Huntington of the written description of the securities to be exchanged. The basis of the exchange of such securities for Shares of the Fund will depend on the value of the securities and the NAV of Fund Shares next determined following acceptance on the day Fund Shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" (the interval between the announcement and the payments of the next dividend or right) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.


Sales Charge Reductions/Waivers (Investment A Shares). Investment A Shares may be purchased without an initial sales charge by any investor who buys Investment A Shares through an investment professional that does not accept a sales commission from the Funds' Distributor. Investment professionals wishing to offer this sales charge waiver should call the Trust. Also, sales charges applicable to purchases of Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these sales charge reductions should call the Trust.


Reinstatement Privilege. Every shareholder has a one-time right, within 60 days of redeeming Investment A Shares or Investment B Shares of an Equity or Income Fund, to reinvest the redemption proceeds at the next-determined NAV in Investment A Shares without any sales charge. The investor must notify the Trust in writing of the reinvestment by the shareholder in order to eliminate a sales charge.

If the shareholder redeems Investment A Shares and utilizes the reinstatement privilege, there may be tax consequences.

OTHER EXCHANGE INFORMATION

Exchanges   may   only  be  made  between  Funds  having  identical  shareholder registrations. For any other exchanges you must obtain a New Technology Medallion Signature Guarantee.

Unless   otherwise   specified   in   writing,  the  existing  registration  and
reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares purchased by check until the check has cleared.

OTHER REDEMPTION INFORMATION

Redemptions of all classes of Shares are made at NAV, less (for Investment B Shares only) any applicable CDSC. If you make exchanges of your Investment B Shares among the Funds, the holding period for purposes of determining the applicable CDSC will be determined based on the purchase date of your original Shares.

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a New Technology Medallion Signature Guarantee) to the Trust, c/o The Huntington National Bank, P.O. Box 6110 Indianapolis, IN 46206-6110.

Proceeds from the redemption of Shares purchased by check will not be available until the check has cleared.

Shareholders of the Money Market Funds who write checks to redeem Investment A Shares may be subject to certain checking account fees. Checks written on these accounts may be negotiated through the shareholder's local bank and should not be sent to the issuing bank in order to redeem Investment A Shares. Canceled checks are sent to the shareholder each month.

Redemption in kind. Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

                        DETERMINATION OF NET ASSET VALUE

NAV is calculated at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern time for the Money Market Fund and the U.S. Treasury Money Market Fund. In addition, these Money Market Funds and all the other Funds calculate their NAV as of the close of the NYSE every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of an emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

For valuing securities in calculating NAV, the Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and each of the Money Market Funds' investment objective, to stabilize the NAV per Share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of each Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by a Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event a Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities not included in the NASDAQ National Market System, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events. U.S. Government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV. In certain limited circumstances such as when a security's closing price versus the prior day's closing price exceeds a defined variance tolerance, or when a security's closing price is unchanged as compared to the prior day's closing price, a financial intermediary's good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. Additionally, should the Trust's sub-financial administrator determine that the intermediary's fair value determination does not accurately reflect a security's fair value, then the Trust's sub-financial administrator may request that the Trust's Pricing Committee make its own fair value determination. In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund.

A summary of those definitions follows:

"NRSRO" is any nationally recognized statistical rating organization as that term is used in the Securities Exchange Act of 1934, that is not an affiliated person of the issuer, guarantor or provider of credit support for the instrument. While the Appendix to the SAI identifies each NRSRO, examples include S&P, Moody's and Fitch Ratings (Fitch).

"REQUISITE NRSROS" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

"ELIGIBLE SECURITIES" are defined as (i) Rated Securities with a remaining maturity of 397 or less days and which have received rating in one of the two highest rating categories; (ii) Unrated Securities that are of comparable equality, provided that an Unrated Security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO's three highest long-term rating categories, unless the security has received a long-term rating from an NRSRO in one of the three highest rating categories, and provided that certain asset backed securities shall not be Eligible Securities unless they have received a rating from an NRSRO; and (iii)a security that is subject to a Demand Feature or Guarantee whether the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee.

"RATED SECURITIES" include (i) securities that have received a short-term rating from an NRSRO, or have been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security, or
(ii) securities that are subject to a Guarantee that has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and a security with the Guarantee. In either case, a security is not a Rated Security if it is subject to an external credit support agreement that was no in effect when the security was assigned its rating, unless the security has received a short-term rating reflecting the existence of the credit support or the credit support itself has received a short-term rating.

"UNRATED SECURITIES" are any securities that are not Rated Securities.

"DEMAND FEATURE" is (i) a feature permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any, at the time of exercise, provided that such feature must be exercisable either at any time on no more than 30 calendar days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 calendar days' notice; or (ii) a feature permitting the holder of certain asset backed securities unconditionally to receive principal and interest within 397 calendar days of making demand.

"GUARANTEE" is an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the Guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature, an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).

"UNCONDITIONAL DEMAND FEATURE" means a Demand Feature that by its terms would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities.

"FIRST TIER SECURITY" means any (i) Rated Security which has received the highest short-term rating by the Requisite NRSROs for debt obligations, (ii) any Unrated Security that is of comparable quality, (iii) any security issued by a registered investment company that is a money market fund, or (iv) certain government securities.

"SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.

                                     TAXES

FEDERAL INCOME TAXATION

It is intended that each Fund will qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

      (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

      (b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the Code without regard to the deduction for dividends paid-generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long term capital losses) and its net tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

      (c)   diversify  its  holdings  so that, at the end of each fiscal quarter
            (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts.
A dividend paid to shareholders by a Fund in January is generally deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held by a Fund for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the Shares in a Fund. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Dividend Reinvestment Plan. Any gain resulting from the sale of exchange of Fund Shares generally will be taxable as capital gains. Long-term capital gain rates have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - through December 31, 2008. For taxable years beginning on or before December 31, 2008, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gains. In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income," the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the Unites States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to a Fund's Shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

Due to certain of a Fund's hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes), such excess distributions to shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her Shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder but has the effect of reducing the shareholder's basis in the relevant Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by a shareholder of his or her Shares. However, because a Fund's expenses attributable to earning tax exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund's capital). Dividends and distributions on a Fund's Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's NAV reflects gains that are either unrealized, or realized but not distributed.

Exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal AMT purposes and for state and local purposes (see below). If a Fund intends to pay only exempt-interest dividends, the Fund may be limited in its ability to engage in such taxable transactions as forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substantial users (within the meaning of Section 147(a) of the
Code). Recipients of certain Social Security and Railroad Retirement benefits may have to take into account exempt-interest dividends from the Fund in determining the taxability of such benefits. Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Fund. A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Fund's income that was tax-exempt during the period covered by the distribution. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority, except as otherwise provided herein (see below). You are advised to consult with your tax advisor about state and local tax matters.

Hedging transactions. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules (including sale, mark-to-market, straddle, wash sale and short-sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund's income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income). If a Fund's book income exceeds its taxable income (or, in the case of a tax-exempt Fund, its tax-exempt income) the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund's book income in less than its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Foreign currency-denominated securities and related hedging transactions. A Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Tax Credit. If more than 50% of a Fund's assets at year end consists of the stock or securities in foreign corporations, that Fund intends to qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

Sale or redemption of Shares. The sale, exchange or redemption of a Fund's Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund's Shares will be treated as short-term capital gain or loss. However, if a shareholder sells Shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such Shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of a Fund's Shares will be disallowed if other Shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

Backup Withholding. In general, a Fund is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of Share sales, exchanges, or redemptions made by and taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

Securities issued or purchased at a discount. The Funds' investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

Unrelated Business Taxable Income. Under current law, a Fund generally serves to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) a Fund invests in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"); or
(2) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of Shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.



STATE TAXATION

Florida. Florida does not impose an income tax on individuals. Thus, individual shareholders of the Florida Tax-Free Money Fund will not be subject to any Florida state or local income taxes on distributions received from the Florida Tax-Free Money Fund, except as noted below.

Shareholders of the Florida Tax-Free Money Fund that are subject to the Florida intangibles tax will not be required to include the value of their Florida Tax-Free Money Fund Shares in their taxable intangible property if 90% of the Florida Tax-Free Money Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Free Money Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. Accordingly, Florida Tax-Free Money Fund Shares held by a shareholder should under normal circumstances be exempt from the Florida intangibles tax. However, if less than 90% of the portfolio consists of assets which are exempt on the annual assessment date, only the portion of the Shares of the Florida Tax-Free Money Fund which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, even if they partly relate to Florida tax exempt securities.

In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obliga-tions would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual tax could be imposed.

On July 27, 2006, the Florida state intangibles tax was repealed, effective as of January 1, 2007. The Florida state intangibles tax was, subject to certain exceptions or exemptions, an annual tax based on the market value, as of January 1, of intangible personal property owned, managed or controlled by Florida residents or persons doing business in Florida. The legislation repealing the Florida state intangibles tax declared it to be the Florida legislature's intent to assess and collect all annual intangible personal property taxes due for calendar year 2006 and prior years. As a result of the repeal of the Florida state intangibles tax, the Fund's investment portfolio will not be subject to the Florida state intangibles tax starting in 2007. Shareholders of the Fund should consult their tax advisors regarding the consequences that the repeal of the Florida state intangibles tax will have on their taxes and financial condition.

Shareholders of the Florida Tax-Free Money Fund should consult their tax advisors about other state and local tax consequences of their investments in the Florida Tax-Free Money Fund.

Michigan. Under existing Michigan laws, distributions made by the Michigan Tax-Free Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code and represent: (i) income and dividends from obligations of Michigan, which obligations are excluded from federal adjusted gross income; or (ii) income from obligations of the United States government which Michigan is prohibited by law from subjecting to a net income tax.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations that would be exempt if owned directly by the shareholder, such as obligations of Michigan and the United States government.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

Shareholders of the Michigan Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investments in the Michigan Tax-Free Fund.

Ohio. Under current Ohio law, individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to Shares of the Ohio Municipal Money Market Fund or the Ohio Tax-Free Fund (Distributions) to the extent that such Distributions are properly attributable to interest on obligations of the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions (Ohio Obligations). Corporations that are subject to the Ohio corporation franchise tax will not have to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise on the net income basis to the extent that such Distributions either constitute exempt-interest dividends for federal income tax purposes or are properly attributable to interest on Ohio Obligations. However, Shares of the Ohio Municipal Money Market Fund and the Ohio Tax Free Fund will be included in a corporation's tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States ("Territorial Obligations") the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio. In addition, net interest on Territorial Obligations is excluded from the net income base of the Ohio corporation franchise tax to the extent such interest is excluded from gross income for federal income tax purposes.

Distributions properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from the Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio personal income tax or school district or municipal income taxes in Ohio. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived this annual filing requirement for each tax year since 1990, the first tax year to which such requirement applied.

This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of each of the Funds consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.



DIVIDENDS AND DISTRIBUTIONS

MONEY MARKET FUNDS

The net investment income of each class of Shares of each Money Market Fund is determined as of 4:00 p.m. (Eastern Time) each Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of NAV. However, if you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional Shares of the same class of the Fund at the NAV per Share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of a class of Shares of a Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and the class and amortized market premium. Amortized market discount is included in interest income. None of the Money Market Funds anticipates that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally each class of Shares of the Money Market Funds will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of a class or classes of Shares of a Money Market Fund determined at any time is a negative amount, the NAV per Share of such class or classes will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of Shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the NAV per Share of the applicable class or classes at $1.00. The Trustees may endeavor to restore a Fund's NAV per Share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the NAV per Share will increase to the extent of positive net income which is not declared as a dividend.

Should a Money Market Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the Shares are held and receiving upon redemption a price per Share lower than that which was paid.

OTHER FUNDS

Each of the Funds, other than the Money Market Funds, will declare and distribute dividends from net investment income of each class of Shares, if any, and will distribute its net realized capital gains, with respective to each class of Shares, if any, at least annually.

                            PERFORMANCE INFORMATION

From time to time the Trust may advertise the performance of one or more of the Funds. All data is based on past performance and is not intended to indicate future results. Performance of Trust Shares, as compared to Investment A Shares or Investment B Shares, will normally be higher because Investment A Shares and Investment B Shares are subject to distribution (12b-1) fees.

MONEY MARKET FUNDS

Generally, the Money Market Funds will advertise 7-day yields and 7-day effective yields. In addition, the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may also advertise tax-equivalent yields.

The yield for each class of Shares of a Money Market Fund is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

The effective yield for each class of Shares of a Fund represents a compounding of the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return +1) 365/7 ] -1

Tax-equivalent yield is computed by dividing the portion of a Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

Based on the 7-day period ended December 31, 2005 (the "base period"), the yield and effective yield of the Trust Shares of each of the Money Market Funds were as follows:

      FUND-TRUST SHARES                                  YIELD   EFFECTIVE YIELD

      Florida Tax-Free Money Fund......................   2.42%         2.45%
      Money Market Fund................................   3.36%         3.42%
      Ohio Municipal Money Market Fund.................   2.51%         2.54%
      U.S. Treasury Money Market Fund..................   3.14%         3.19%

Based on the 7-day period ended December 31, 2005 (the "base period"), the yield and effective yield of the Investment A, B and Interfund Shares of the Money Market Funds listed below were as follows:

      FUND-INVESTMENT A SHARES                            YIELD  EFFECTIVE YIELD

      Florida Tax-Free Money Fund......................    2.17%       2.19%
      Money Market Fund................................    3.11%       3.16%
      Ohio Municipal Money Market Fund.................    2.26%       2.28%
      U.S. Treasury Money Market Fund..................    2.89%       2.93%

      MONEY MARKET INVESTMENT B SHARES                    YIELD  EFFECTIVE YIELD

      Money Market Investment B Shares.................    2.62%       2.65%

      MONEY MARKET INTERFUND SHARES                       YIELD  EFFECTIVE YIELD

      Money Market Interfund Shares....................    3.61%       3.68%

The tax-equivalent yield for Trust Shares of the Florida Tax-Free Money Fund for the 7-day period ended December 31, 2005, was 4.01% (assuming a 39.6% federal income tax bracket).

The tax-equivalent yield for Investment A Shares of the Florida Tax-Free Money Fund for the 7-day period ended December 31, 2005, was 3.59 % (assuming a 39.6 % federal income tax bracket).

The tax-equivalent yield for Trust Shares of the Ohio Municipal Money Market Fund for the 7-day period ended December 31, 2005, was 4.74% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for Investment A Shares of the Ohio Municipal Money Market Fund for the 7-day period ended December 31, 2005, was 4.27% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

OTHER FUNDS

Generally, the Equity and Income Funds will advertise average annual total returns. In addition, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund may advertise thirty-day tax-equivalent yields.

                                         ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

In accordance with SEC guidelines, the average annual total return for each class of Shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC guidelines, the yield for each class of Shares of an Equity or Income Fund is computed by dividing the net investment income per Share earned during the period by the maximum offering price per Share on the last day of the period, according to the following formula:

                                         a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                          cd

Where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

In accordance with SEC guidelines, the tax-equivalent yield for each class of the Equity and Income Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

The average annual total returns for Investment A Shares and Investment B Shares of each of the following Funds (including the effect of the sales load) for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2005, were as follows:

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2005            12/31/2005            12/31/2005            12/31/2005
FUND INVESTMENT A SHARES
DIVIDEND CAPTURE FUND
  Before Taxes                                     (3.09)%                  N/A                  N/A                7.39% (1)
  After Taxes on Distributions                     (4.09)%                  N/A                  N/A                5.60% (1)
  After  Taxes on Distributions and Sale of        (0.74)%                  N/A                  N/A                5.54% (1)
  Shares
GROWTH FUND
  Before Taxes                                     (4.56)%                (4.76)%               5.50%               7.16% (2)
  After Taxes on Distributions                     (5.32)%                (4.96)%               4.64%               6.14% (2)
  After Taxes  on Distributions and Sale of        (1.91)%                (3.97)%               4.49%               5.87% (2)
  Shares
INCOME EQUITY FUND
  Before Taxes                                     (3.11)%                 3.17%                6.61%               7.46% (3)
  After Taxes on Distributions                     (4.38)%                 1.79%                5.07%               5.96% (3)
  After Taxes on  Distributions and Sale of                                2.27%                5.02%               5.78% (3)
  Shares                                           (0.33)%
INTERNATIONAL EQUITY FUND
  Before Taxes                                      7.65%                   N/A                  N/A                2.95% (1)
  After Taxes on Distributions                      7.10%                   N/A                  N/A                2.82% (1)
  After Taxes on Distributions  and Sale of         5.70%                   N/A                  N/A                2.52% (1)
  Shares
MACRO 100 FUND
  Before Taxes                                     (1.53)%                  N/A                  N/A                6.04% (4)
  After Taxes on Distributions                     (2.06)%                  N/A                  N/A                5.68% (4)
  After Taxes on Distributions and  Sale of        (0.27)%                  N/A                  N/A                5.15% (4)
  Shares
MID CORP AMERICA FUND
  Before Taxes                                      4.66%                   N/A                  N/A                7.93% (1)
  After Taxes on Distributions                      4.66%                   N/A                  N/A                7.89% (1)
  After Taxes on Distributions and Sale  of         3.03%                   N/A                  N/A                6.85% (1)
  Shares
NEW ECONOMY FUND
  Before Taxes                                      5.43%                   N/A                  N/A                8.80% (1)
  After Taxes on Distributions                      5.25%                   N/A                  N/A                8.75% (1)
  After  Taxes on Distributions and Sale of                                 N/A                  N/A                7.64% (1)
  Shares                                            3.77%
ROTATING MARKETS FUND
  Before Taxes                                      7.59%                   N/A                  N/A                2.60% (5)
  After Taxes on Distributions                      7.55%                   N/A                  N/A                2.57% (5)
  After Taxes  on Distributions and Sale of         5.00%                   N/A                  N/A                2.22% (5)
  Shares
                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2005            12/31/2005            12/31/2005            12/31/2005
FUND INVESTMENT A SHARES
SITUS SMALL CAP FUND
  Before Taxes                                      9.19%                   N/A                  N/A                21.70% (6)
  After Taxes on Distributions                      8.67%                   N/A                  N/A                21.41% (6)
  After Taxes on  Distributions and Sale of         6.65%                   N/A                  N/A                18.97% (6)
  Shares
FIXED INCOME SECURITIES FUND
  Before Taxes                                     (3.27)%                 3.74%                4.30%               5.63% (2)
  After Taxes on Distributions                     (4.45)%                 2.21%                2.26%               3.44% (2)
  After Taxes on Distributions  and Sale of                                2.28%                2.38%               3.46% (2)
  Shares                                           (2.07)%
INTERMEDIATE GOVERNMENT INCOME FUND
  Before Taxes                                     (3.69)%                 3.08%                4.29%               4.96% (7)
  After Taxes on Distributions                     (4.81)%                 1.64%                2.45%               3.00% (7)
  After Taxes on Distributions and  Sale of        (2.40)%                 1.77%                2.51%               3.01% (7)
  Shares
MICHIGAN TAX-FREE FUND
  Before Taxes                                     (4.18)%                 2.20%                3.27%               4.26% (7)
  After Taxes on Distributions                     (4.24)%                 2.05%                3.18%               4.20% (7)
  After Taxes on Distributions and Sale  of        (1.97)%                 2.23%                3.27%               4.20% (7)
  Shares
MORTGAGE SECURITIES FUND
  Before Taxes                                     (3.13)%                 4.78%                5.51%               5.51% (8)
  After Taxes on Distributions                     (4.23)%                 3.32%                3.54%               2.89% (8)
  After  Taxes on Distributions and Sale of        (2.02)%                 3.19%                3.46%               2.99% (8)
  Shares
OHIO TAX-FREE FUND
  Before Taxes                                     (4.17)%                 2.23%                3.14%               3.98% (2)
  After Taxes on Distributions                     (4.33)%                 2.10%                3.06%               3.93% (2)
  After Taxes  on Distributions and Sale of        (1.74)%                 2.29%                3.17%               3.96% (2)
  Shares
SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
  Before Taxes                                     (1.18)%                 2.73%                3.87%               5.30% (9)
  After Taxes on Distributions                     (2.00)%                 1.41%                1.99%               3.15% (9)
  After Taxes on  Distributions and Sale of        (0.77)%                 1.53%                2.12%               3.23% (9)
  Shares

(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3) Performance shown represents combined performance of the Trust Shares class from July 3, 1989 to May 14, 1997 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its May 14, 1997 inception.
(4)   Since April 30, 2004.
(5)   Since May 1, 2001.
(6)   Since September 30, 2002.
(7) Performance shown includes the applicable predecessor FMB Fund, effective April 13, 1998. Performance shown since inception date of December 2, 1991.
(8)   Since June 2, 1992.
(9) Performance shown represents combined performance of the Trust Shares class from July 3, 1989 to May 9, 2003 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its May 9, 2003 inception.

                                              FISCAL YEAR ENDED     FIVE YEARS ENDED     TEN YEARS ENDED     INCEPTION THROUGH
                                                 12/31/2005            12/31/2005          12/31/2005           12/31/2005
FUND INVESTMENT B SHARES
DIVIDEND CAPTURE FUND
  Before Taxes                                     (2.43)%                N/A                  N/A               7.83% (1)
  After Taxes on Distributions                     (4.23)%                N/A                  N/A               6.14% (1)
  After  Taxes on Distributions and Sale of        (0.29)%                N/A                  N/A               5.98% (1)
  Shares
GROWTH FUND+
  Before Taxes                                     (4.00)%              (4.46)%               5.46%              6.88% (2)
  After Taxes on Distributions                     (4.83)%              (4.68)%               4.63%              5.88% (2)
  After Taxes  on Distributions and Sale of        (1.45)%              (3.73)%               4.51%              5.65% (2)
  Shares
INCOME EQUITY FUND +
  Before Taxes                                     (2.42)%               3.56%                6.67%              7.29% (3)
  After Taxes on Distributions                     (3.69)%               2.29%                5.21%              5.84% (3)
  After Taxes on  Distributions and Sale of         0.13%                2.67%                5.13%              5.66% (3)
  Shares
INTERNATIONAL EQUITY FUND
  Before Taxes                                      8.62%                 N/A                  N/A               3.36% (1)
  After Taxes on Distributions                      8.11%                 N/A                  N/A               3.25% (1)
  After Taxes on Distributions  and Sale of         6.28%                 N/A                  N/A               2.87% (1)
  Shares
MACRO 100 FUND
  Before Taxes                                     (0.98)%                N/A                  N/A               7.12% (4)
  After Taxes on Distributions                     (1.54)%                N/A                  N/A               6.77% (4)
  After Taxes on Distributions and  Sale of         0.13%                 N/A                  N/A               6.08% (4)
  Shares
MID CORP AMERICA FUND
  Before Taxes                                      5.51%                 N/A                  N/A               8.42% (1)
  After Taxes on Distributions                      5.51%                 N/A                  N/A               8.40% (1)
  After Taxes on Distributions and Sale  of         3.58%                 N/A                  N/A               7.30% (1)
  Shares
NEW ECONOMY FUND
  Before Taxes                                      6.40%                 N/A                  N/A               9.26% (1)
  After Taxes on Distributions                      6.21%                 N/A                  N/A               9.22% (1)
  After  Taxes on Distributions and Sale of         4.42%                 N/A                  N/A               8.05% (1)
  Shares
SITUS SMALL CAP FUND
  Before Taxes                                     10.34%                 N/A                  N/A              22.75% (5)
  After Taxes on Distributions                      9.79%                 N/A                  N/A              22.45% (5)
  After Taxes  on Distributions and Sale of                               N/A                  N/A              19.90% (5)
  Shares                                            7.45%
FIXED INCOME SECURITIES FUND+
  Before Taxes                                     (3.83)%               3.88%                4.11%              5.22% (2)
  After Taxes on Distributions                     (4.90)%               2.50%                2.19%              3.11% (2)
  After Taxes on  Distributions and Sale of                              2.49%                2.30%              3.16% (2)
  Shares                                           (2.44)%
                                              FISCAL YEAR ENDED     FIVE YEARS ENDED     TEN YEARS ENDED     INCEPTION THROUGH
                                                 12/31/2005            12/31/2005          12/31/2005           12/31/2005
FUND INVESTMENT B SHARES
INTERMEDIATE GOVERNMENT INCOME FUND++
  Before Taxes                                     (4.31)%               3.21%                4.27%              4.80% (6)
  After Taxes on Distributions                     (5.32)%               1.85%                2.48%              2.87% (6)
  After Taxes on Distributions  and Sale of        (2.80)%               1.93%                2.53%              2.90% (6)
  Shares
MICHIGAN TAX-FREE FUND+++
  Before Taxes                                     (4.69)%               2.32%                3.25%              4.10% (6)
  After Taxes on Distributions                     (4.75)%               2.17%                3.17%              4.04% (6)
  After Taxes on Distributions and  Sale of        (2.44)%               2.30%                3.25%              4.05% (6)
  Shares
MORTGAGE SECURITIES FUND++++
  Before Taxes                                     (3.76)%               4.93%                5.47%              5.35% (7)
  After Taxes on Distributions                     (4.74)%               3.51%                3.54%             2. 67% (7)
  After Taxes on Distributions and Sale  of        (2.43)%               3.35%                3.46%              2.88% (7)
  Shares
OHIO TAX-FREE FUND+++++
  Before Taxes                                     (4.77)%               2.36%                3.12%              3.80% (2)
  After Taxes on Distributions                     (4.92)%               2.22%                3.05%              3.75% (2)
  After  Taxes on Distributions and Sale of        (2.25)%               2.37%                3.15%              3.80% (2)
  Shares

(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3)   Since July 3, 1989.
(4)   Since April 30, 2004.
(5)   Since September 30, 2002.
(6)   Since December 2, 1991.
(7)   Since June 2, 1992.

+ Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares includes performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

++  Prior  to  May  12, 2003 (the  inception  date  for  Investment  B  Shares),
performance for Investment  B  Shares  includes   performance  of  Investment  A
Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++ Prior to May 19, 2003 (the inception date for Investment B Shares), performance for Investment B Shares includes performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

++++  Prior  to  May 13, 2003 (the inception  date  for  Investment  B  Shares),
performance for Investment  B  Shares  includes   performance  of  Investment  A
Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++++ Prior to May 2, 2003 (the inception date for Investment B Shares), performance for Investment B Shares includes performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

The average annual total returns for Trust Shares of each of the following Funds for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2005, were as follows:

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2005            12/31/2005            12/31/2005            12/31/2005
FUND TRUST SHARES
DIVIDEND CAPTURE FUND
  Before Taxes                                      3.10%                   N/A                  N/A                8.98% (1)
  After Taxes on Distributions                      1.11%                   N/A                  N/A                7.09% (1)
  After  Taxes on Distributions and Sale of                                 N/A                  N/A                6.88% (1)
  Shares                                            3.39%
GROWTH FUND
  Before Taxes                                      1.51%                 (3.38)%               6.40%               8.22% (2)
  After Taxes on Distributions                      0.70%                 (3.59)%               5.53%               7.18% (2)
  After Taxes  on Distributions and Sale of         2.11%                 (2.83)%               5.30%               6.86% (2)
  Shares
INCOME EQUITY FUND
  Before Taxes                                      3.04%                  4.65%                7.50%               8.11% (2)
  After Taxes on Distributions                      1.65%                  3.20%                5.88%               6.56% (2)
  After Taxes on  Distributions and Sale of         3.83%                  3.52%                5.78%               6.35% (2)
  Shares
INTERNATIONAL EQUITY FUND
  Before Taxes                                      14.58%                  N/A                  N/A                4.49% (1)
  After Taxes on Distributions                      13.97%                  N/A                  N/A                4.33% (1)
  After Taxes on Distributions  and Sale of         10.27%                  N/A                  N/A                3.85% (1)
  Shares
MACRO 100 FUND
  Before Taxes                                      4.72%                   N/A                  N/A                10.18% (3)
  After Taxes on Distributions                      4.16%                   N/A                  N/A                9.80% (3)
  After Taxes on Distributions and  Sale of         3.84%                   N/A                  N/A                8.70% (3)
  Shares
MID CORP AMERICA FUND
  Before Taxes                                      11.36%                  N/A                  N/A                9.58% (1)
  After Taxes on Distributions                      11.35%                  N/A                  N/A                9.54% (1)
  After Taxes on Distributions and Sale  of         7.40%                   N/A                  N/A                8.31% (1)
  Shares
NEW ECONOMY FUND
  Before Taxes                                      12.27%                  N/A                  N/A                10.42% (1)
  After Taxes on Distributions                      12.08%                  N/A                  N/A                10.35% (1)
  After  Taxes on Distributions and Sale of                                 N/A                  N/A                9.07% (1)
  Shares                                            8.23%
ROTATING MARKETS FUND
  Before Taxes                                      9.44%                   N/A                  N/A                3.18% (4)
  After Taxes on Distributions                      9.36%                   N/A                  N/A                3.13% (4)
  After Taxes  on Distributions and Sale of         6.25%                   N/A                  N/A                2.72% (4)
  Shares
SITUS SMALL CAP FUND
  Before Taxes                                      16.20%                  N/A                  N/A                24.25% (5)
  After Taxes on Distributions                      15.65%                  N/A                  N/A                23.96% (5)
  After Taxes on  Distributions and Sale of         11.25%                  N/A                  N/A                21.25% (5)
  Shares
FIXED INCOME SECURITIES FUND
  Before Taxes                                      1.86%                  5.03%                5.07%               6.42% (2)
  After Taxes on Distributions                      0.53%                  3.38%                2.93%               4.14% (2)
  After Taxes on Distributions  and Sale of         1.26%                  3.32%                2.98%               4.12% (2)
  Shares

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2005            12/31/2005            12/31/2005            12/31/2005
FUND TRUST SHARES
INTERMEDIATE GOVERNMENT INCOME FUND
  Before Taxes                                      1.33%                  4.35%                5.06%               5.52% (6)
  After Taxes on Distributions                      0.05%                  2.80%                3.11%               3.48% (6)
  After Taxes on Distributions and  Sale of         0.86%                  2.80%                3.11%               3.46% (6)
  Shares
MICHIGAN TAX-FREE FUND
  Before Taxes                                      0.88%                  3.45%                4.02%               4.81% (6)
  After Taxes on Distributions                      0.82%                  3.30%                3.94%               4.75% (6)
  After Taxes on Distributions and Sale  of         1.45%                  3.35%                3.97%               4.72% (6)
  Shares
MORTGAGE SECURITIES FUND
  Before Taxes                                      1.96%                  6.09%                6.29%               6.13% (7)
  After Taxes on Distributions                      0.70%                  4.50%                4.19%               3.39% (7)
  After  Taxes on Distributions and Sale of         1.28%                  4.25%                4.07%               3.45% (7)
  Shares
OHIO TAX-FREE FUND
  Before Taxes                                      0.85%                  3.49%                3.90%               4.91% (8)
  After Taxes on Distributions                      0.69%                  3.35%                3.83%               4.86% (8)
  After Taxes  on Distributions and Sale of         1.66%                  3.41%                3.88%               4.85% (8)
  Shares
SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
  Before Taxes                                      0.54%                  3.28%                4.28%               5.65% (2)
  After Taxes on Distributions                     (0.39)%                 1.91%                2.37%               3.48% (2)
  After Taxes on  Distributions and Sale of         0.35%                  1.97%                2.45%               3.52% (2)
  Shares

(1)   Since March 1, 2001.
(2)   Since July 3, 1989.
(3)   Since April 30, 2004.
(4)   Since May 1, 2001.
(5)   Since September 30, 2002.
(6) Performance shown includes the applicable predecessor FMB Fund, effective March 13, 1998. Performance shown since inception date of December 2, 1991.
(7)   Since June 2, 1992.
(8)   Since October 18, 1988.

The tax-equivalent yield for the Investment A Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2005, was 4.74% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for Investment A Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2005, was 3.67% (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

The tax-equivalent yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2005, was 5.20% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for the Trust Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2005, was 4.11% (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

                             TAX-EQUIVALENCY TABLES

            OHIO TAX-FREE FUND AND OHIO MUNICIPAL MONEY MARKET FUND

The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in either Fund's portfolio generally remains free from federal regular income tax and is free from Ohio personal income taxes. The tables below provide tax-equivalent yields for selected tax-exempt yields. Some portion of either Fund's income may result in liability under the federal AMT and may be subject to state and local taxes.

                                 STATE OF OHIO

                          TAXABLE YIELD EQUIVALENT FOR 2006 STATE OF OHIO
TAX BRACKET:
FEDERAL                       10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE
                             12.722%     19.083%     30.444%      34.320%      39.870%      41.870%
Single Return:                    $0 -    $7,551 -   $30,651 -    $74,201 -   $154,801 -       Over
                              $7,550     $30,650     $74,200     $154,800     $336,550     $336,550
TAX-EXEMPT YIELD
                                                  TAXABLE YIELD EQUIVALENT
0.50%                          0.57%       0.62%       0.72%        0.76%        0.83%        0.86%
1.00%                          1.15%       1.24%       1.44%        1.52%        1.66%        1.72%
1.50%                          1.72%       1.85%       2.16%        2.28%        2.49%        2.58%
2.00%                          2.29%       2.47%       2.88%        3.05%        3.33%        3.44%
2.50%                          2.86%       3.09%       3.59%        3.81%        4.16%        4.30%
3.00%                          3.44%       3.71%       4.31%        4.57%        4.99%        5.16%
3.50%                          4.01%       4.33%       5.03%        5.33%        5.82%        6.02%
4.00%                          4.58%       4.94%       5.75%        6.09%        6.65%        6.88%
4.50%                          5.16%       5.56%       6.47%        6.85%        7.48%        7.74%
5.00%                          5.73%       6.18%       7.19%        7.61%        8.32%        8.60%
5.50%                          6.30%       6.80%       7.91%        8.37%        9.15%        9.46%
6.00%                          6.87%       7.42%       8.63%        9.14%        9.98%       10.32%
6.50%                          7.45%       8.03%       9.34%        9.90%       10.81%       11.18%
7.00%                          8.02%       8.65%      10.06%       10.66%       11.64%       12.04%
7.50%                          8.59%       9.27%      10.78%       11.42%       12.47%       12.90%
8.00%                          9.17%       9.89%      11.50%       12.18%       13.30%       13.76%
8.50%                          9.74%      10.50%      12.22%       12.94%       14.14%       14.62%
9.00%                         10.31%      11.12%      12.94%       13.70%       14.97%       15.48%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                          TAXABLE YIELD EQUIVALENT FOR 2006 STATE OF OHIO
TAX BRACKET:
FEDERAL                       10.00%      15.00%       25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE
                             14.083%     19.764%      31.320%      34.870%      39.870%      41.870%
Joint Return:                     $0 -   $15,101 -    $61,301 -   $123,701 -   $188,451 -       Over
                             $15,100     $61,300     $123,700     $188,450     $336,550     $336,550
TAX-EXEMPT YIELD
                                                  TAXABLE YIELD EQUIVALENT
0.50%                          0.58%       0.62%        0.73%        0.77%        0.83%        0.86%
1.00%                          1.16%       1.25%        1.46%        1.54%        1.66%        1.72%
1.50%                          1.75%       1.87%        2.18%        2.30%        2.49%        2.58%
2.00%                          2.33%       2.49%        2.91%        3.07%        3.33%        3.44%
2.50%                          2.91%       3.12%        3.64%        3.84%        4.16%        4.30%
3.00%                          3.49%       3.74%        4.37%        4.61%        4.99%        5.16%
3.50%                          4.07%       4.36%        5.10%        5.37%        5.82%        6.02%
4.00%                          4.66%       4.99%        5.82%        6.14%        6.65%        6.88%
4.50%                          5.24%       5.61%        6.55%        6.91%        7.48%        7.74%
5.00%                          5.82%       6.23%        7.28%        7.68%        8.32%        8.60%
5.50%                          6.40%       6.85%        8.01%        8.44%        9.15%        9.46%
6.00%                          6.98%       7.48%        8.74%        9.21%        9.98%       10.32%
6.50%                          7.57%       8.10%        9.46%        9.98%       10.81%       11.18%
7.00%                          8.15%       8.72%       10.19%       10.75%       11.64%       12.04%
7.50%                          8.73%       9.35%       10.92%       11.52%       12.47%       12.90%
8.00%                          9.31%       9.97%       11.65%       12.28%       13.30%       13.76%
8.50%                          9.89%      10.59%       12.38%       13.05%       14.14%       14.62%
9.00%                         10.48%      11.22%       13.10%       13.82%       14.97%       15.48%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The charts above are for illustrative purposes only. They are not indicators of past or future performance.

*The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal AGI in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the AMT. Where applicable, investors should consider the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals.

                             MICHIGAN TAX-FREE FUND
The Michigan Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal AMT and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.

                               STATE OF MICHIGAN

                       TAXABLE YIELD EQUIVALENT FOR 2006 STATE OF MICHIGAN
TAX BRACKET:
FEDERAL                    10.00%      15.00%       25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE
                            3.90%      18.90%       28.90%       31.90%       36.90%       38.90%
Joint Return:                  $0 -   $15,101 -    $61,301 -   $123,701 -   $188,451 -       Over
                          $15,100     $61,300     $123,700     $188,450     $336,550     $336,550
Single Return:                 $0 -    $7,551 -    $30,651 -    $74,201 -   $154,801 -       Over
                           $7,550     $30,650      $74,200     $154,800     $336,550     $336,550
TAX-EXEMPT YIELD                               TAXABLE YIELD EQUIVALENT
0.50%                       0.58%        062%        0.70%        0.73%        0.79%        0.82%
1.00%                       1.16%       1.23%        1.41%        1.47%        1.58%        1.64%
1.50%                       1.74%       1.85%        2.11%        2.20%        2.38%        2.45%
2.00%                       2.32%       2.47%        2.81%        2.94%        3.17%        3.27%
2.50%                       2.90%       3.08%        3.52%        3.67%        3.96%        4.09%
3.00%                       3.48%       3.70%        4.22%        4.41%        4.75%        4.91%
3.50%                       4.07%       4.32%        4.92%        5.14%        5.55%        5.73%
4.00%                       4.65%       4.93%        5.63%        5.87%        6.34%        6.55%
4.50%                       5.23%       5.55%        6.33%        6.61%        7.13%        7.36%
5.00%                       5.81%       6.17%        7.03%        7.34%        7.92%        8.18%
5.50%                       6.39%       6.78%        7.74%        8.08%        8.72%        9.00%
6.00%                       6.97%       7.40%        8.44%        8.81%        9.51%        9.82%
6.50%                       7.55%       8.01%        9.14%        9.54%       10.30%       10.64%
7.00%                       8.13%       8.63%        9.85%       10.28%       11.09%       11.46%
7.50%                       8.71%       9.25%       10.55%       11.01%       11.89%       12.27%
8.00%                       9.29%       9.86%       11.25%       11.75%       12.68%       13.09%
8.50%                       9.87%      10.48%       11.95%       12.48%       13.47%       13.91%
9.00%                      10.45%      11.10%       12.66%       13.22%       14.26%       14.73%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                              FLORIDA TAX-FREE MONEY FUND

The Florida Tax-Free Money Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax. Some portion of this Fund's income may result in liability under the federal AMT. The table below provides tax-equivalent yields for selected tax-exempt yields.

                                STATE OF FLORIDA

                      TAXABLE YIELD EQUIVALENT FOR 2006 STATE OF FLORIDA
TAX BRACKET:
FEDERAL               10.00%      15.00%       25.00%         28.00%       33.00%       35.00%
Joint                     $0 -   $15,101 -    $61,301 -     $123,701 -   $188,451 -       Over
Return:              $15,100     $61,300     $123,700       $188,450     $336,550     $336,550
Single                    $0 -    $7,551 -    $30,651 -      $74,201 -   $154,801 -       Over
Return:               $7,550     $30,650      $74,200       $154,800     $336,550     $336,550
TAX-EXEMPT YIELD
                                             TAXABLE YIELD EQUIVALENT
0.50%                  0.61%       0.64%        0.72%      0.74%            0.80%        0.82%
1.00%                  1.16%       1.23%        1.38%      1.44%            1.54%        1.59%
1.50%                  1.72%       1.81%        2.05%      2.13%            2.29%        2.36%
2.00%                  2.27%       2.40%        2.72%      2.83%            3.04%        3.13%
2.50%                  2.83%       2.99%        3.38%      3.52%            3.78%        3.90%
3.00%                  3.38%       3.58%        4.05%      4.22%            4.53%        4.67%
3.50%                  3.94%       4.17%        4.72%      4.91%            5.27%        5.43%
4.00%                  4.49%       4.76%        5.38%      5.61%            6.02%        6.20%
4.50%                  5.05%       5.34%        6.05%      6.30%            6.77%        6.97%
5.00%                  5.61%       5.93%        6.72%      6.99%            7.51%        7.74%
5.50%                  6.16%       6.52%        7.38%      7.69%            8.26%        8.51%
6.00%                  6.72%       7.11%        8.05%      8.38%            9.01%        9.28%
6.50%                  7.27%       7.70%        8.72%      9.08%            9.75%       10.05%
7.00%                  7.83%       8.29%        9.38%      9.77%           10.50%       10.82%
7.50%                  8.38%       8.87%       10.05%     10.47%           11.24%       11.59%
8.00%                  8.94%       9.46%       10.72%     11.16%           11.99%       12.36%
8.50%                  9.49%      10.05%       11.38%     11.86%           12.74%       13.13%
9.00%                 10.05%      10.64%       12.05%     12.55%           13.48%       13.90%

Note:The state of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness. For individual filers the first $250,000 of total taxable assets are exempt. Assets above $250,000 are taxed at $0.50 per $1,000 of value as of January 1st. For joint filers the first $500,000 of total taxable assets are exempt. Assets above $500,000 are taxed at $0.50 per $1,000 of value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 5 basis point incremental benefit resulting from the avoidance of this tax.


     On July 27, 2006, the Florida state intangibles tax was repealed, effective as of January 1, 2007. As a result of this repeal, the Fund's investment portfolio will not be subject to the Florida state intangibles tax starting in 2007.


                              FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended December 31, 2005, and the report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2005, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.


                               INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's, S&P, Fitch, and Thomson BankWatch, Inc. (TBW). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


S&P LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

FITCH LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

MOODY'S COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

TBW SHORT-TERM DEBT RATINGS
TBW assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BANKWATCH Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support. TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

{circle}Government guarantees
{circle}Government or quasi-government ownership or control
{circle}The degree of concentration in the banking system
{circle}Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail" but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1 OR LC-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 OR LC-2 - The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 OR LC-3 - The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 OR LC-4 - The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

APPENDIX
The following is a list of persons other than the Advisor, affiliates of the Advisor, and the Sub-Advisor that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Boston Global Advisors

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Reed Smith LLP

Sullivan & Worcester LLP

SERVICE PROVIDERS
Sanders, Morris & Harris
Thomson ONE
Abel/Noser  Corp.
BISYS Fund Services Ohio, Inc.
Citigroup Global Markets Inc.
Edgewood Services, Inc.
Federated Services Company
KeyBanc Capital Markets (McDonald Inc.)
Mesirow Financial Inc.
RBC Dain Rauscher Inc.
Unified Fund Services, Inc.
SECURITY PRICING SERVICES
Interactive Data Corporation
Bloomberg

RATINGS AGENCIES
Duff & Phelps
Fitch Ratings
Moody's
S&P
Thomson BankWatch, Inc.

PERFORMANCE REPORTING/PUBLICATIONS
Bloomberg
Lipper
McGraw-Hill
Morningstar
S&P
Thomson Financial
Vickers

                                   ADDRESSES


THE HUNTINGTON FUNDS                         CUSTODIAN FOR HUNTINGTON INTERNATIONAL EQUITY FUND
5800 Corporate Drive                         State Street Bank and Trust Company
Pittsburgh, PA  15237-7010                   Two Heritage Drive
                                             Quincy, MA  02171
DISTRIBUTOR                                  SUB-CUSTODIAN FOR HUNTINGTON SITUS SMALL CAP FUND
Edgewood Services, Inc.                      The Bank of New York
5800 Corporate Drive                         100 Church Street, 10th Floor
Pittsburgh, PA 15237-7000                    New York, NY 10286
INVESTMENT ADVISOR                           TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Huntington Asset Advisors, Inc.              Unified Fund Services, Inc.
41 South High Street                         P.O. Box 6110
Columbus, OH  43287                          Indianapolis, IN  46206-6110
CUSTODIAN, ADMINISTRATOR AND FUND ACCOUNTANT INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Huntington National Bank                 Ernst & Young LLP
41 South High Street                         1100 Huntington Center
Columbus, OH  43287                          41 South High Street
                                             Columbus, OH  43215

Cusip 446327108                Cusip 446327546
Cusip 446327686                Cusip 446327595
Cusip 446327207                Cusip 446327587
Cusip 446327496                Cusip 446327579
Cusip 446327306                Cusip 446327488
Cusip 446327405                Cusip 446327470
Cusip 446327504                Cusip 446327462
Cusip 446327603                Cusip 446327843
Cusip 446327702                Cusip 446327439
Cusip 446327801                Cusip 446327835
Cusip 446327884                Cusip 446327827
Cusip 446327678                Cusip 446327421
Cusip 446327876                Cusip 446327819
Cusip 446327868                Cusip 446327793
Cusip 446327710                Cusip 446327447
Cusip 446327850                Cusip 446327785
Cusip 446327520                Cusip 446327777
Cusip 446327538                Cusip 446327694
Cusip 446327660                Cusip 446327769
Cusip 446327652                Cusip 446327736
Cusip 446327637                Cusip 446327454
Cusip 446327629                Cusip 446327728
Cusip 446327611                Cusip 446327413
Cusip 446327561                Cusip 446327744
Cusip 446327553                Cusip 446327322
Cusip 446327330                Cusip 446327314
Cusip 446327645